AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2020
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the “Account”) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2021

We have served as the Account’s auditor since 1997.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
373,337.011 shares at $2.52 per share (cost $761,445)	$940,809
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
23,900.234 shares at $34.10 per share (cost $725,544)	814,998
DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
9,779.263 shares at $17.39 per share (cost $153,600)	170,061
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
107,982.125 shares at $12.00 per share (cost $1,344,942)	1,295,786
DWS International Growth VIP Portfolio, Class A (Thematic) -
23,146.676 shares at $17.65 per share (cost $289,041)	408,539
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
15,341.377 shares at $42.36 per share (cost $523,714)	649,861
Fidelity Variable Insurance Products (Fidelity):
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
153,092.074 shares at $26.52 per share (cost $3,016,423)	4,060,002
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,904,905.185 shares at $14.09 per share (cost $24,779,982)	26,840,114
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Income IC) -
109,104.058 shares at $23.90 per share (cost $2,359,491)	2,607,587
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth IC) -
50,083.606 shares at $103.00 per share (cost $3,170,364)	5,158,611
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
406,067.764 shares at $5.31 per share (cost $2,193,325)	2,156,220
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
6,591.515 shares at $5.26 per share (cost $36,588)	34,671
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
436,205.527 shares at $48.17 per share (cost $13,466,594)	21,012,020
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
26,160.303 shares at $47.89 per share (cost $777,701)	1,252,817
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
188,727.147 shares at $38.72 per share (cost $5,939,290)	7,307,515
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
10,533.380 shares at $38.28 per share (cost $332,811)	403,218
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic) -
1,002,190.722 shares at $11.81 per share (cost $11,506,997)	11,835,872

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
21,415,649.810 shares at $1.00 per share (cost $21,415,650)	$21,415,650
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
3,556.914 shares at $25.72 per share (cost $87,361)	91,484
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
5,164.691 shares at $33.69 per share (cost $142,315)	173,998
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
4,657.239 shares at $36.55 per share (cost $114,343)	170,222
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
32,795.544 shares at $42.52 per share (cost $1,144,611)	1,394,467
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
1,753.816 shares at $89.10 per share (cost $128,582)	156,265
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,285.288 shares at $49.35 per share (cost $33,920)	63,429
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
8,649.696 shares at $39.80 per share (cost $220,614)	344,258
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
3,217.192 shares at $10.68 per share (cost $34,736)	34,360
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
30,426.243 shares at $30.69 per share (cost $794,001)	933,781
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
17,137.954 shares at $15.40 per share (cost $277,101)	263,924
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
6,771.351 shares at $144.73 per share (cost $859,783)	980,018
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
48,015.053 shares at $62.80 per share (cost $2,269,450)	3,015,345
Rydex Precious Metals Fund Portfolio (Precious Metals) -
66,372.027 shares at $47.26 per share (cost $2,817,609)	3,136,742
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
5,609.936 shares at $41.16 per share (cost $332,930)	230,905
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
48,765.208 shares at $41.59 per share (cost $1,673,867)	2,028,145
Rydex Inverse NASDAQ-100(R) Strategy Fund Portfolio (Inverse NASDAQ) -
2,083.539 shares at $25.30 per share (cost $59,592)	52,714

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
873.011 shares at $67.07 per share (cost $59,422)	$58,553
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
9,559.341 shares at $89.85 per share (cost $627,090)	858,907
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
42,982.072 shares at $14.40 per share (cost $616,507)	618,942
Third Avenue Variable Series Trust (Third Avenue):
FFI Strategies Portfolio (Value) -
102,906.779 shares at $15.27 per share (cost $1,711,078)	1,571,387
Vanguard Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
1,454,772.353 shares at $53.76 per share (cost $58,678,089)	78,208,562
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
6,889,563.434 shares at $12.81 per share (cost $82,964,783)	88,255,308
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
1,882,330.323 shares at $12.43 per share (cost $23,143,000)	23,397,366
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
1,341,754.310 shares at $25.77 per share (cost $26,127,782)	34,577,009
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
836,071.526 shares at $48.56 per share (cost $28,835,952)	40,599,633
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
263,434.801 shares at $28.40 per share (cost $6,758,898)	7,481,548
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
92,708.172 shares at $32.45 per share (cost $2,593,025)	3,008,380
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
2,448,690.680 shares at $11.12 per share (cost $26,244,770)	27,229,440
Vanguard(R) Equity Income Portfolio (Equity Income) -
773,370.698 shares at $23.07 per share (cost $15,626,568)	17,841,662
Vanguard(R) Growth Portfolio (Growth) -
628,935.815 shares at $35.94 per share (cost $14,191,570)	22,603,953
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
1,488,406.524 shares at $8.12 per share (cost $11,478,543)	12,085,861
Vanguard(R) Balanced Portfolio (Balanced) -
900,069.002 shares at $25.68 per share (cost $19,564,824)	23,113,772
Vanguard(R) International Portfolio (International) -
1,257,570.496 shares at $43.57 per share (cost $31,171,725)	54,792,347
Vanguard(R) Diversified Value Portfolio (Diversified) -
1,200,944.248 shares at $13.74 per share (cost $15,788,290)	16,500,974

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard Variable Insurance Fund (Vanguard), continued:
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
830,360.830 shares at $24.49 per share (cost $16,321,432)	$20,335,537
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
153,878.845 shares at $22.98 per share (cost $3,014,207)	3,536,136
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
73,920.923 shares at $22.40 per share (cost $1,615,155)	1,655,829
Wells Fargo Funds - Variable Trust (Wells Fargo):
Wells Fargo VT Discovery Fund(SM) Portfolio, Class 2 (Discovery) -
20,500.338 shares at $48.73 per share (cost $578,854)	998,981
Wells Fargo VT Opportunity Fund(SM) Portfolio, Class 2 (Opportunity) -
7,334.394 shares at $29.63 per share (cost $163,316)	217,318
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
21,807.884 shares at $59.38 per share (cost $1,068,841)	1,294,952
ProFund VP Europe 30 Portfolio (Europe) -
2,668.707 shares at $20.76 per share (cost $56,431)	55,402
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
113.493 shares at $39.36 per share (cost $4,307)	4,467
ProFund VP Nasdaq-100 Portfolio (NASDAQ-100) -
485.31 shares at $70.73 per share (cost $32,162)	34,326
ProFund VP Small-Cap Portfolio (Small-Cap) -
0.000 shares at $39.82 per share (cost $0)	-
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
102.503 shares at $42.42 per share (cost $4,573)	4,348
ProFund VP Dow 30 Portfolio (Classic Dow) -
1,981.898 shares at $23.27 per share (cost $58,464)	46,119
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
78.157 shares at $19.59 per share (cost $1,893)	1,531
ProFund VP Short Nasdaq-100 Portfolio (Short NASDAQ) -
32.233 shares at $18.22 per share (cost $750)	587
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
368.582 shares at $27.61 per share (cost $18,959)	10,177
ProFund VP Short Dow 30 Portfolio (Short Dow) -
37.140 shares at $27.62 per share (cost $2,790)	1,026
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
0.000 shares at $50.42 per share (cost $0)	-

The accompanying notes are an integral part of these financial statements

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Ultra ProFunds VP (ProFunds), continued:
ProFund VP UltraNasdaq-100 Portfolio (UltraOTC) -
13,290.331 shares at $92.87 per share (cost $688,796)	$1,234,273
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
0.000 shares at $23.21 per share (cost $0)	-
ProFund VP UltraBull Portfolio (UltraBull) -
2,424.454 shares at $29.36 per share (cost $87,490)	71,182
Non-Equity ProFunds VP (ProFunds):
ProFund VP U.S. Government Plus Portfolio (U.S. Gov. Plus) -
1,829.546 shares at $30.55 per share (cost $58,274)	55,893
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
35.720 shares at $27.78 per share (cost $1,068)	992
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
1,803.891 shares at $18.78 per share (cost $52,157)	33,877
ProFund VP Precious Metals Portfolio (Precious Metals) -
2,685.620 shares at $30.89 per share (cost $85,908)	82,959
ProFund VP Real Estate Portfolio (Real Estate) -
1,488.444 shares at $58.15 per share (cost $85,867)	86,553
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund(SM) Portfolio (High Yield) -
738.866 shares at $27.10 per share (cost $19,971)	20,023
ProFund VP Government Money Market (ProFunds):
ProFund VP Government Money Market Portfolio (Money Market) -
501,200.120 shares at $1.00 per share (cost $501,200)	501,200
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio,
Administrative Class (Commodity) -
311,682.306 shares at $6.05 per share (cost $2,850,683)	1,885,678
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
1,128,716.034 shares at $11.59 per share (cost $12,506,173)	13,081,819
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
10,877.826 shares at $10.38 per share (cost $111,582)	112,912
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
121,479.343 shares at $20.54 per share (cost $2,321,449)	2,495,186
American Century VP International Fund Portfolio, Class I (International) -
89,085.238 shares at $14.10 per share (cost $867,972)	1,256,102

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Inflation Protection Fund Portfolio, Class I (Inflation) -
47,236.525 shares at $11.11 per share (cost $503,871)	$524,798
American Funds Insurance Series (American Funds):
American Funds IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
5,106.573 shares at $55.38 per share (cost $228,312)	282,802
American Funds IS Growth Fund Portfolio, Class 1 (IS Growth) -
3,934.408 shares at $120.21 per share (cost $412,276)	472,955
American Funds IS Blue Chip Income and Growth Fund Portfolio, Class 1 (Blue Chip) -
40,335.827 shares at $14.35 per share (cost $525,540)	578,819
American Funds IS International Fund Portfolio, Class 1 (IS International) -
8,181.897 shares at $23.64 per share (cost $163,980)	193,420
American Funds IS New World Fund(R) Portfolio, Class 1 (IS New World) -
10,458.130 shares at $31.59 per share (cost $284,006)	330,372
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
403,127.114 shares at $13.82 per share (cost $6,790,884)	5,571,217
MFS Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities IC) -
56,440.529 shares at $35.33 per share (cost $1,755,674)	1,994,044
MFS(R) Mid Cap Growth Series, Initial Class (Mid Cap) -
40,038.652 shares at $12.64 per share (cost $431,482)	506,089
MFS Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
214,000.001 shares at $18.14 per share (cost $3,297,265)	3,881,960
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P 500 Index Portfolio (S&P 500) -
22,715.410 shares at $165.98 per share (cost $3,011,307)	3,770,304
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,366.042 shares at $93.77 per share (cost $779,936)	878,254
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
3,892.008 shares at $120.57 per share (cost $362,496)	469,259
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
338,466.638 shares at $20.86 per share (cost $5,710,252)	7,060,414
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
287,620.449 shares at $19.99 per share (cost $4,646,405)	5,749,533
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
633,437.220 shares at $19.10 per share (cost $10,276,060)	12,098,651
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
60,707.360 shares at $89.92 per share (cost $4,701,063)	5,458,806

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
323,287.510 shares at $50.71 per share (cost $8,843,350)	$16,393,910
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
730,488.047 shares at $17.73 per share (cost $11,114,781)	12,951,553
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
2,061,399.037 shares at $10.63 per share (cost $21,987,819)	21,912,672
VA International Small Portfolio (Small) -
821,360.230 shares at $13.21 per share (cost $9,863,907)	10,850,169
VA International Value Portfolio (Value) -
1,985,783.278 shares at $11.78 per share (cost $22,629,180)	23,392,527
VA Short-Term Fixed Portfolio (Fixed) -
1,344,055.503 shares at $10.20 per share (cost $13,773,220)	13,709,366
VA U.S. Large Value Portfolio (Large) -
736,733.832 shares at $26.52 per share (cost $17,746,474)	19,538,181
VA U.S. Targeted Value Portfolio (Targeted) -
739,030.241 shares at $18.41 per share (cost $12,380,549)	13,605,547
VA Global Moderate Allocation Portfolio (Global) -
772,693.902 shares at $14.49 per share (cost $9,797,776)	11,196,335
VA Equity Allocation Portfolio (Equity) -
83,092.473 shares at $12.90 per share (cost $907,640)	1,071,893

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$817,797,247

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$13,191
Mortality and expense risk charge	(4,911)
Net investment income(loss)	8,280

Realized gain(loss) on investments:
Net realized gain distributions	27,220
Net realized gain(loss) on sale of fund shares	12,449
Net realized gain(loss)	39,669

Change in unrealized appreciation/depreciation	94,224

Net increase(decrease) in net assets resulting
from operations	$142,173

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,280	$6,716
Net realized gain(loss)	39,669	41,555
Net change in unrealized appreciation/depreciation	94,224	91,552
Net increase(decrease) in net assets resulting
from operations	142,173	139,823

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	28,025	48,820
Subaccounts transfers (including fixed account), net	86,491	(24,344)
Transfers for policyowner benefits and terminations	(59,410)	(46,657)
Policyowner maintenance charges	(190)	(183)
Net increase(decrease) from policyowner transactions	54,916	(22,364)

Total increase(decrease) in net assets	197,089	117,459
Net assets at beginning of period	743,720	626,261
Net assets at end of period	$940,809	$743,720

The accompanying notes are an integral part of these financial statements.

FS-10

Calvert		Scudder
				Small
Mid Cap		Small Cap		Mid Value

2020		2020		2020

$3,185		$1,478		$14,255
(4,900)		(787)		(5,828)
(1,715)		691		8,427

53,398		13,681		82,854
5,857		(2,819)		(30,492)
59,255		10,862		52,362

18,587		11,575		(20,058)

$76,127		$23,128		$40,731

Mid Cap		Small Cap		Small Mid Value

2020	2019	2020	2019	2020	2019

$(1,715)	$(1,310)	$691	$1,309	$8,427	$1,682
59,255	79,164	10,862	22,808	52,362	48,216
18,587	151,378	11,575	31,142	(20,058)	164,374

76,127	229,232	23,128	55,259	40,731	214,272

-	-	-	-	56,831	159,160
(10,198)	(53,130)	(31,972)	(109,350)	69,303	(107,137)
(174,302)	(13,254)	(3,797)	(6,643)	(34,264)	(31,644)
(87)	(123)	(82)	(96)	(98)	(123)
(184,587)	(66,507)	(35,851)	(116,089)	91,772	20,256

(108,460)	162,725	(12,723)	(60,830)	132,503	234,528
923,458	760,733	182,784	243,614	1,163,283	928,755
$814,998	$923,458	$170,061	$182,784	$1,295,786	$1,163,283

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Thematic

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,331
Mortality and expense risk charge	(1,991)
Net investment income(loss)	3,340

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	12,078
Net realized gain(loss)	12,078

Change in unrealized appreciation/depreciation	64,338

Net increase(decrease) in net assets resulting
from operations	$79,756

	Thematic

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,340	$3,933
Net realized gain(loss)	12,078	16,059
Net change in unrealized appreciation/depreciation	64,338	66,847
Net increase(decrease) in net assets resulting
from operations	79,756	86,839

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,039	270
Subaccounts transfers (including fixed account), net	(22,388)	(4,097)
Transfers for policyowner benefits and terminations	(8,974)	(11,627)
Policyowner maintenance charges	(21)	(30)
Net increase(decrease) from policyowner transactions	(20,344)	(15,484)

Total increase(decrease) in net assets	59,412	71,355
Net assets at beginning of period	349,127	277,772
Net assets at end of period	$408,539	$349,127

The accompanying notes are an integral part of these financial statements.

FS-12

Scudder		Fidelity
				Inv. Grade
Growth		Overseas IC		Bond IC

2020		2020		2020

$1,825		$15,740		$577,592
(2,193)		(19,950)		(147,445)
(368)		(4,210)		430,147

24,806		16,344		9,550
10,708		53,724		162,043
35,514		70,068		171,593

91,610		421,024		1,526,386

$126,756		$486,882		$2,128,126

Growth		Overseas IC		Inv. Grade Bond IC

2020	2019	2020	2019	2020	2019

$(368)	$1,075	$(4,210)	$42,569	$430,147	$526,465
35,514	164,010	70,068	162,928	171,593	24,920
91,610	49,987	421,024	632,185	1,526,386	1,513,132

126,756	215,072	486,882	837,682	2,128,126	2,064,517

27,771	52,392	48,693	61,701	336,914	407,253
139,558	19,408	(209,080)	(47,723)	1,142,085	1,915,633
(7,115)	(172,230)	(143,110)	(150,740)	(1,934,321)	(2,124,946)
(102)	(127)	(459)	(482)	(104,142)	(105,305)
160,112	(100,557)	(303,956)	(137,244)	(559,464)	92,635

286,868	114,515	182,926	700,438	1,568,662	2,157,152
362,993	248,478	3,877,076	3,176,638	25,271,452	23,114,300
$649,861	$362,993	$4,060,002	$3,877,076	$26,840,114	$25,271,452

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity Income
	IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$42,923
Mortality and expense risk charge	(14,365)
Net investment income(loss)	28,558

Realized gain(loss) on investments:
Net realized gain distributions	116,008
Net realized gain(loss) on sale of fund shares	(3,325)
Net realized gain(loss)	112,683

Change in unrealized appreciation/depreciation	(20,596)

Net increase(decrease) in net assets resulting
from operations	$120,645

	Equity Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$28,558	$38,070
Net realized gain(loss)	112,683	197,211
Net change in unrealized appreciation/depreciation	(20,596)	431,855
Net increase(decrease) in net assets resulting
from operations	120,645	667,136

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	81,365	7,493
Subaccounts transfers (including fixed account), net	(226,796)	(103,787)
Transfers for policyowner benefits and terminations	(251,356)	(320,193)
Policyowner maintenance charges	(408)	(470)
Net increase(decrease) from policyowner transactions	(397,195)	(416,957)

Total increase(decrease) in net assets	(276,550)	250,179
Net assets at beginning of period	2,884,137	2,633,958
Net assets at end of period	$2,607,587	$2,884,137

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
Growth		High Income		High Income
IC		IC		SC

2020		2020		2020

$3,285		$102,129		$1,744
(25,595)		(10,924)		(237)
(22,310)		91,205		1,507

416,466		-		-
313,928		(40,345)		(1,191)
730,394		(40,345)		(1,191)

852,019		(21,442)		(253)

$1,560,103		$29,418		$63

Growth IC		High Income IC		High Income SC

2020	2019	2020	2019	2020	2019

$(22,310)	$(13,321)	$91,205	$103,819	$1,507	$2,098
730,394	424,906	(40,345)	(11,252)	(1,191)	(99)
852,019	761,684	(21,442)	210,379	(253)	4,097

1,560,103	1,173,269	29,418	302,946	63	6,096

105,393	10,785	38,431	150,659	-	-
(270,394)	(450,184)	(100,500)	(187,551)	(11,380)	-
(401,864)	(304,467)	(110,259)	(82,146)	(1,770)	(1,822)
(803)	(775)	(156)	(206)	(7)	(8)
(567,668)	(744,641)	(172,484)	(119,244)	(13,157)	(1,830)

992,435	428,628	(143,066)	183,702	(13,094)	4,266
4,166,176	3,737,548	2,299,286	2,115,584	47,765	43,499
$5,158,611	$4,166,176	$2,156,220	$2,299,286	$34,671	$47,765

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Contrafund
	IC

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$45,460
Mortality and expense risk charge	(105,895)
Net investment income(loss)	(60,435)

Realized gain(loss) on investments:
Net realized gain distributions	93,807
Net realized gain(loss) on sale of fund shares	771,049
Net realized gain(loss)	864,856

Change in unrealized appreciation/depreciation	4,067,451

Net increase(decrease) in net assets resulting
from operations	$4,871,872

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(60,435)	$(21,902)
Net realized gain(loss)	864,856	2,226,278
Net change in unrealized appreciation/depreciation	4,067,451	2,231,256
Net increase(decrease) in net assets resulting
from operations	4,871,872	4,435,632

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	443,540	211,293
Subaccounts transfers (including fixed account), net	(378,392)	(622,014)
Transfers for policyowner benefits and terminations	(1,421,822)	(1,385,146)
Policyowner maintenance charges	(2,415)	(2,739)
Net increase(decrease) from policyowner transactions	(1,359,089)	(1,798,606)

Total increase(decrease) in net assets	3,512,783	2,637,026
Net assets at beginning of period	17,499,237	14,862,211
Net assets at end of period	$21,012,020	$17,499,237

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity
Contrafund		Mid Cap		Mid Cap
SC		IC		SC

2020		2020		2020

$1,581		$38,772		$1,860
(6,425)		(34,460)		(1,992)
(4,844)		4,312		(132)

5,417		-		-
7,721		(43,259)		(1,333)
13,138		(43,259)		(1,333)

277,192		1,106,823		58,929

$285,486		$1,067,876		$57,464

Contrafund SC		Mid Cap IC		Mid Cap SC

2020	2019	2020	2019	2020	2019

$(4,844)	$(2,214)	$4,312	$16,295	$(132)	$679
13,138	131,762	(43,259)	650,030	(1,333)	37,788
277,192	108,538	1,106,823	665,063	58,929	32,609

285,486	238,086	1,067,876	1,331,388	57,464	71,076

-	2,040	13,826	31,034	-	-
56,489	(71,360)	(3,195)	(850,737)	-	(72)
(18,497)	(17,857)	(343,555)	(834,756)	(24,029)	(21,752)
(216)	(252)	(849)	(1,096)	(97)	(102)
37,776	(87,429)	(333,773)	(1,655,555)	(24,126)	(21,926)

323,262	150,657	734,103	(324,167)	33,338	49,150
929,555	778,898	6,573,412	6,897,579	369,880	320,730
$1,252,817	$929,555	$7,307,515	$6,573,412	$403,218	$369,880

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$376,086
Mortality and expense risk charge	(64,781)
Net investment income(loss)	311,305

Realized gain(loss) on investments:
Net realized gain distributions	110,162
Net realized gain(loss) on sale of fund shares	(2,492)
Net realized gain(loss)	107,670

Change in unrealized appreciation/depreciation	322,932

Net increase(decrease) in net assets resulting
from operations	$741,907

	Strategic

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$311,305	$332,427
Net realized gain(loss)	107,670	91,022
Net change in unrealized appreciation/depreciation	322,932	691,491
Net increase(decrease) in net assets resulting
from operations	741,907	1,114,940

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	32,517	191,609
Subaccounts transfers (including fixed account), net	(278,634)	1,226,925
Transfers for policyowner benefits and terminations	(888,394)	(1,079,044)
Policyowner maintenance charges	(47,684)	(49,291)
Net increase(decrease) from policyowner transactions	(1,182,195)	290,199

Total increase(decrease) in net assets	(440,288)	1,405,139
Net assets at beginning of period	12,276,160	10,871,021
Net assets at end of period	$11,835,872	$12,276,160

The accompanying notes are an integral part of these financial statements.

FS-18

Fidelity		AIM

Money Market		Dividend		Health

2020		2020		2020

$84,363		$2,667		$489
(202,610)		(563)		(936)
(118,247)		2,104		(447)

-		2,218		3,723
-		329		1,036
-		2,547		4,759

-		(7,619)		17,169

$(118,247)		$(2,968)		$21,481

Money Market		Dividend		Health

2020	2019	2020	2019	2020	2019

$(118,247)	$273,776	$2,104	$2,216	$(447)	$(1,601)
-	-	2,547	9,078	4,759	(5,293)
-	-	(7,619)	13,553	17,169	82,411

(118,247)	273,776	(2,968)	24,847	21,481	75,517

11,398,683	16,190,207	60	45	-	-
3,905,798	(14,447,639)	(11,967)	(4,767)	(1,908)	(297,536)
(11,961,625)	(5,701,128)	(16,758)	(8,629)	(1,357)	(7,828)
(3,045)	(2,373)	(27)	(33)	(64)	(50)
3,339,811	(3,960,933)	(28,692)	(13,384)	(3,329)	(305,414)

3,221,564	(3,687,157)	(31,660)	11,463	18,152	(229,897)
18,194,086	21,881,243	123,144	111,681	155,846	385,743
$21,415,650	$18,194,086	$91,484	$123,144	$173,998	$155,846

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,295)
Net investment income(loss)	(1,295)

Realized gain(loss) on investments:
Net realized gain distributions	22,573
Net realized gain(loss) on sale of fund shares	37,788
Net realized gain(loss)	60,361

Change in unrealized appreciation/depreciation	16,270

Net increase(decrease) in net assets resulting
from operations	$75,336

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,295)	$(1,426)
Net realized gain(loss)	60,361	37,338
Net change in unrealized appreciation/depreciation	16,270	32,271
Net increase(decrease) in net assets resulting
from operations	75,336	68,183

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(101,386)	(59,068)
Transfers for policyowner benefits and terminations	-	(10,050)
Policyowner maintenance charges	(60)	(47)
Net increase(decrease) from policyowner transactions	(101,446)	(69,165)

Total increase(decrease) in net assets	(26,110)	(982)
Net assets at beginning of period	196,332	197,314
Net assets at end of period	$170,222	$196,332

The accompanying notes are an integral part of these financial statements.

FS-20

AIM				Janus

Intl. Growth		Franchise		Growth

2020		2020		2020

$26,205		$94		$218
(6,845)		(574)		(316)
19,360		(480)		(98)

25,247		9,777		4,224
27,438		3,806		134
52,685		13,583		4,358

77,460		28,881		11,173

$149,505		$41,984		$15,433

Intl. Growth		Franchise		Growth

2020	2019	2020	2019	2020	2019

$19,360	$13,323	$(480)	$(1,006)	$(98)	$(61)
52,685	98,099	13,583	26,552	4,358	5,054
77,460	198,268	28,881	5,889	11,173	7,588

149,505	309,690	41,984	31,435	15,433	12,581

31,916	78,509	1,266	-	-	-
(72,331)	65,860	32,486	60,561	-	-
(154,765)	(57,667)	(5,436)	(80,958)	-	(1,268)
(249)	(267)	(8)	(6)	(31)	(54)
(195,429)	86,435	28,308	(20,403)	(31)	(1,322)

(45,924)	396,125	70,292	11,032	15,402	11,259
1,440,391	1,044,266	85,973	74,941	48,027	36,768
$1,394,467	$1,440,391	$156,265	$85,973	$63,429	$48,027

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Mid-Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(1,650)
Net investment income(loss)	(1,650)

Realized gain(loss) on investments:
Net realized gain distributions	13,593
Net realized gain(loss) on sale of fund shares	11,042
Net realized gain(loss)	24,635

Change in unrealized appreciation/depreciation	75,218

Net increase(decrease) in net assets resulting
from operations	$98,203

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,650)	$(1,590)
Net realized gain(loss)	24,635	22,019
Net change in unrealized appreciation/depreciation	75,218	49,183
Net increase(decrease) in net assets resulting
from operations	98,203	69,612

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(9,191)	(361)
Transfers for policyowner benefits and terminations	(22,792)	(11,857)
Policyowner maintenance charges	(241)	(253)
Net increase(decrease) from policyowner transactions	(32,224)	(12,471)

Total increase(decrease) in net assets	65,979	57,141
Net assets at beginning of period	278,279	221,138
Net assets at end of period	$344,258	$278,279

The accompanying notes are an integral part of these financial statements.

FS-22

Neuberger Berman

Bond		Equity		Regency

2020		2020		2020

$811		$4,962		$2,748
(222)		(5,038)		(1,495)
589		(76)		1,253

-		34,083		-
(288)		224		(36,986)
(288)		34,307		(36,986)

546		107,102		5,210

$847		$141,333		$(30,523)

Bond		Equity		Regency

2020	2019	2020	2019	2020	2019

$589	$613	$(76)	$347	$1,253	$702
(288)	(263)	34,307	53,609	(36,986)	49,771
546	747	107,102	32,677	5,210	8,476

847	1,097	141,333	86,633	(30,523)	58,949

-	-	3,993	2,414	61,852	1,225
-	9,536	(159,708)	989,265	(23,897)	(130,358)
(8,375)	(8,391)	(101,025)	(28,580)	(76,852)	(7,085)
(10)	(11)	(331)	(213)	(44)	(78)
(8,385)	1,134	(257,071)	962,886	(38,941)	(136,296)

(7,538)	2,231	(115,738)	1,049,519	(69,464)	(77,347)
41,898	39,667	1,049,519	-	333,388	410,735
$34,360	$41,898	$933,781	$1,049,519	$263,924	$333,388

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,223
Mortality and expense risk charge	(4,013)
Net investment income(loss)	2,210

Realized gain(loss) on investments:
Net realized gain distributions	73,005
Net realized gain(loss) on sale of fund shares	17,715
Net realized gain(loss)	90,720

Change in unrealized appreciation/depreciation	47,803

Net increase(decrease) in net assets resulting
from operations	$140,733

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,210	$11,929
Net realized gain(loss)	90,720	48,153
Net change in unrealized appreciation/depreciation	47,803	221,364
Net increase(decrease) in net assets resulting
from operations	140,733	281,446

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	6,455	116
Subaccounts transfers (including fixed account), net	155,627	(499,061)
Transfers for policyowner benefits and terminations	(9,092)	(7,589)
Policyowner maintenance charges	(219)	(501)
Net increase(decrease) from policyowner transactions	152,771	(507,035)

Total increase(decrease) in net assets	293,504	(225,589)
Net assets at beginning of period	686,514	912,103
Net assets at end of period	$980,018	$686,514

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex
		Precious		Inv.
NASDAQ		Metals		S&P 500

2020		2020		2020

$7,307		$139,853		$2,472
(13,565)		(17,511)		(2,318)
(6,258)		122,342		154

291,582		-		-
259,047		1,172,050		(130,248)
550,629		1,172,050		(130,248)

415,696		(258,379)		(33,115)

$960,067		$1,036,013		$(163,209)

NASDAQ		Precious Metals		Inv. S&P 500

2020	2019	2020	2019	2020	2019

$(6,258)	$(9,326)	$122,342	$(16,112)	$154	$770
550,629	229,292	1,172,050	309,692	(130,248)	(57,030)
415,696	372,425	(258,379)	947,236	(33,115)	(62,568)

960,067	592,391	1,036,013	1,240,816	(163,209)	(118,828)

223,326	13,682	154,357	51,867	2,373	300
395,750	13,154	(1,660,291)	159,176	76,324	(12,137)
(559,268)	(543,656)	(292,393)	(66,701)	(17,983)	(30,077)
(673)	(606)	(841)	(909)	(198)	(153)
59,135	(517,426)	(1,799,168)	143,433	60,516	(42,067)

1,019,202	74,965	(763,155)	1,384,249	(102,693)	(160,895)
1,996,143	1,921,178	3,899,897	2,515,648	333,598	494,493
$3,015,345	$1,996,143	$3,136,742	$3,899,897	$230,905	$333,598

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,527
Mortality and expense risk charge	(12,739)
Net investment income(loss)	(10,212)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	80,281
Net realized gain(loss)	80,281

Change in unrealized appreciation/depreciation	201,970

Net increase(decrease) in net assets resulting
from operations	$272,039

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(10,212)	$9,073
Net realized gain(loss)	80,281	2,220
Net change in unrealized appreciation/depreciation	201,970	208,338
Net increase(decrease) in net assets resulting
from operations	272,039	219,631

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,231	9,075
Subaccounts transfers (including fixed account), net	249,043	1,780
Transfers for policyowner benefits and terminations	(62,026)	(27,903)
Policyowner maintenance charges	(163)	(157)
Net increase(decrease) from policyowner transactions	191,085	(17,205)

Total increase(decrease) in net assets	463,124	202,426
Net assets at beginning of period	1,565,021	1,362,595
Net assets at end of period	$2,028,145	$1,565,021

The accompanying notes are an integral part of these financial statements.

FS-26

Rydex
Inverse		Inv. Long
NASDAQ		Bond		Russell

2020		2020		2020

$435		$86		$-
(304)		(224)		(4,132)
131		(138)		(4,132)

-		-		23,744
(36,553)		(6,768)		108,600
(36,553)		(6,768)		132,344

11,054		310		7,322

$(25,368)		$(6,596)		$135,534

Inverse NASDAQ		Inv. Long Bond		Russell

2020	2019	2020	2019	2020	2019

$131	$(1,389)	$(138)	$(199)	$(4,132)	$(7,315)
(36,553)	(133,146)	(6,768)	(6,683)	132,344	25,332
11,054	(48,449)	310	1,415	7,322	378,222

(25,368)	(182,984)	(6,596)	(5,467)	135,534	396,239

4,823	645	790	1,240	22,517	4,824
(18,507)	(315,174)	41,523	(8,380)	(666,778)	(141,310)
(1,481)	(9,791)	(1,629)	(799)	(59,260)	(18,715)
(127)	(170)	(11)	(15)	(172)	(212)
(15,292)	(324,490)	40,673	(7,954)	(703,693)	(155,413)

(40,660)	(507,474)	34,077	(13,421)	(568,159)	240,826
93,374	600,848	24,476	37,897	1,427,066	1,186,240
$52,714	$93,374	$58,553	$24,476	$858,907	$1,427,066

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Sector
	Rotation

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,990
Mortality and expense risk charge	(4,748)
Net investment income(loss)	(758)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(100,400)
Net realized gain(loss)	(100,400)

Change in unrealized appreciation/depreciation	73,750

Net increase(decrease) in net assets resulting
from operations	$(27,408)

	Sector Rotation

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(758)	$(5)
Net realized gain(loss)	(100,400)	(106,326)
Net change in unrealized appreciation/depreciation	73,750	167,431
Net increase(decrease) in net assets resulting
from operations	(27,408)	61,100

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	65,663	78,555
Subaccounts transfers (including fixed account), net	(676,904)	120,018
Transfers for policyowner benefits and terminations	(34,918)	(190,520)
Policyowner maintenance charges	(59)	(75)
Net increase(decrease) from policyowner transactions	(646,218)	7,978

Total increase(decrease) in net assets	(673,626)	69,078
Net assets at beginning of period	1,292,568	1,223,490
Net assets at end of period	$618,942	$1,292,568

The accompanying notes are an integral part of these financial statements.

FS-28

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2020		2020		2020

$35,737		$745,888		$1,830,985
(7,860)		(311,232)		(430,437)
27,877		434,656		1,400,548

9,653		875,012		-
(34,293)		4,652,723		1,760,694
(24,640)		5,527,735		1,760,694

(63,318)		3,186,733		2,047,660

$(60,081)		$9,149,124		$5,208,902

Value		Equity Index		Total Bond

2020	2019	2020	2019	2020	2019

$27,877	$(5,628)	$434,656	$511,637	$1,400,548	$1,019,074
(24,640)	(18,629)	5,527,735	1,988,953	1,760,694	106,538
(63,318)	230,255	3,186,733	10,294,826	2,047,660	4,016,072

(60,081)	205,998	9,149,124	12,795,416	5,208,902	5,141,684

6,458	39,793	2,721,599	16,883,723	5,371,215	37,223,950
(47,838)	(34,174)	4,157,828	3,880,075	(4,461,361)	3,867,955
(32,676)	(225,029)	(3,449,091)	(3,316,043)	(8,106,973)	(4,851,689)
(402)	(455)	(133,426)	(137,378)	(111,732)	(112,624)
(74,458)	(219,865)	3,296,910	17,310,377	(7,308,851)	36,127,592

(134,539)	(13,867)	12,446,034	30,105,793	(2,099,949)	41,269,276
1,705,926	1,719,793	65,762,528	35,656,735	90,355,257	49,085,981
$1,571,387	$1,705,926	$78,208,562	$65,762,528	$88,255,308	$90,355,257

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$603,793
Mortality and expense risk charge	(128,989)
Net investment income(loss)	474,804

Realized gain(loss) on investments:
Net realized gain distributions	379,691
Net realized gain(loss) on sale of fund shares	(81,615)
Net realized gain(loss)	298,076

Change in unrealized appreciation/depreciation	(2,115,287)

Net increase(decrease) in net assets resulting
from operations	$(1,342,407)

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$474,804	$525,093
Net realized gain(loss)	298,076	1,309,202
Net change in unrealized appreciation/depreciation	(2,115,287)	4,064,480
Net increase(decrease) in net assets resulting
from operations	(1,342,407)	5,898,775

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	752,310	2,507,375
Subaccounts transfers (including fixed account), net	(203,724)	(1,268,291)
Transfers for policyowner benefits and terminations	(2,295,108)	(1,709,085)
Policyowner maintenance charges	(52,366)	(55,086)
Net increase(decrease) from policyowner transactions	(1,798,888)	(525,087)

Total increase(decrease) in net assets	(3,141,295)	5,373,688
Net assets at beginning of period	26,538,661	21,164,973
Net assets at end of period	$23,397,366	$26,538,661

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2020		2020		2020

$485,363		$492,776		$124,085
(174,505)		(177,299)		(27,710)
310,858		315,477		96,375

1,817,290		950,668		76,186
1,177,185		748,104		64,089
2,994,475		1,698,772		140,275

2,136,725		4,615,078		457,986

$5,442,058		$6,629,327		$694,636

Mid-Cap		Stock Market Index		Conservative

2020	2019	2020	2019	2020	2019

$310,858	$271,074	$315,477	$260,787	$96,375	$41,021
2,994,475	2,753,122	1,698,772	1,087,648	140,275	66,434
2,136,725	4,840,690	4,615,078	5,480,689	457,986	304,583

5,442,058	7,864,886	6,629,327	6,829,124	694,636	412,038

1,621,814	2,769,107	4,862,599	1,541,408	1,180,805	3,153,915
(1,398,019)	(170,941)	192,046	1,532,401	855,869	371,337
(5,479,007)	(1,865,661)	(1,782,058)	(1,274,361)	(222,612)	(172,856)
(37,353)	(39,454)	(1,746)	(1,748)	(387)	(175)
(5,292,565)	693,051	3,270,841	1,797,700	1,813,675	3,352,221

149,493	8,557,937	9,900,168	8,626,824	2,508,311	3,764,259
34,427,516	25,869,579	30,699,465	22,072,641	4,973,237	1,208,978
$34,577,009	$34,427,516	$40,599,633	$30,699,465	$7,481,548	$4,973,237

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$33,120
Mortality and expense risk charge	(9,732)
Net investment income(loss)	23,388

Realized gain(loss) on investments:
Net realized gain distributions	30,474
Net realized gain(loss) on sale of fund shares	56,767
Net realized gain(loss)	87,241

Change in unrealized appreciation/depreciation	292,584

Net increase(decrease) in net assets resulting
from operations	$403,213

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$23,388	$22,903
Net realized gain(loss)	87,241	37,034
Net change in unrealized appreciation/depreciation	292,584	158,394
Net increase(decrease) in net assets resulting
from operations	403,213	218,331

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,175,973	262,133
Subaccounts transfers (including fixed account), net	91,459	(93,168)
Transfers for policyowner benefits and terminations	(72,379)	(107,965)
Policyowner maintenance charges	(223)	(193)
Net increase(decrease) from policyowner transactions	1,194,830	60,807

Total increase(decrease) in net assets	1,598,043	279,138
Net assets at beginning of period	1,410,337	1,131,199
Net assets at end of period	$3,008,380	$1,410,337

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
		Equity
Short-Term		Income		Growth

2020		2020		2020

$538,823		$433,871		$59,171
(111,715)		(90,131)		(99,368)
427,108		343,740		(40,197)

-		541,515		840,593
133,000		42,481		1,216,238
133,000		583,996		2,056,831

478,416		(691,192)		4,569,774

$1,038,524		$236,544		$6,586,408

Short-Term		Equity Income		Growth

2020	2019	2020	2019	2020	2019

$427,108	$368,729	$343,740	$297,258	$(40,197)	$(26,232)
133,000	43,483	583,996	1,190,347	2,056,831	2,056,960
478,416	498,522	(691,192)	1,918,458	4,569,774	1,925,332

1,038,524	910,734	236,544	3,406,063	6,586,408	3,956,060

3,762,181	3,214,423	1,149,092	1,945,696	1,406,039	769,375
5,792,562	821,641	(1,010,558)	108,599	205,397	637,578
(3,370,437)	(1,250,592)	(1,208,278)	(951,654)	(1,850,171)	(748,907)
(466)	(564)	(1,385)	(1,616)	(1,363)	(1,510)
6,183,840	2,784,908	(1,071,129)	1,101,025	(240,098)	656,536

7,222,364	3,695,642	(834,585)	4,507,088	6,346,310	4,612,596
20,007,076	16,311,434	18,676,247	14,169,159	16,257,643	11,645,047
$27,229,440	$20,007,076	$17,841,662	$18,676,247	$22,603,953	$16,257,643

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$635,914
Mortality and expense risk charge	(63,961)
Net investment income(loss)	571,953

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(26,107)
Net realized gain(loss)	(26,107)

Change in unrealized appreciation/depreciation	(28,530)

Net increase(decrease) in net assets resulting
from operations	$517,316

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$571,953	$588,021
Net realized gain(loss)	(26,107)	9,060
Net change in unrealized appreciation/depreciation	(28,530)	950,451
Net increase(decrease) in net assets resulting
from operations	517,316	1,547,532

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	864,609	320,632
Subaccounts transfers (including fixed account), net	(349,461)	618,420
Transfers for policyowner benefits and terminations	(1,023,878)	(593,301)
Policyowner maintenance charges	(33,830)	(35,519)
Net increase(decrease) from policyowner transactions	(542,560)	310,232

Total increase(decrease) in net assets	(25,244)	1,857,764
Net assets at beginning of period	12,111,105	10,253,341
Net assets at end of period	$12,085,861	$12,111,105

The accompanying notes are an integral part of these financial statements.

FS-34

Vanguard

Balanced		International		Diversified

2020		2020		2020

$534,039		$429,934		$384,655
(119,882)		(215,917)		(84,272)
414,157		214,017		300,383

651,279		785,794		2,488,346
432,721		2,951,767		(149,266)
1,084,000		3,737,561		2,339,080

633,400		14,132,600		(886,039)

$2,131,557		$18,084,178		$1,753,424

Balanced		International		Diversified

2020	2019	2020	2019	2020	2019

$414,157	$400,393	$214,017	$218,875	$300,383	$344,358
1,084,000	1,200,817	3,737,561	1,246,022	2,339,080	932,771
633,400	2,130,615	14,132,600	7,214,687	(886,039)	2,054,965

2,131,557	3,731,825	18,084,178	8,679,584	1,753,424	3,332,094

743,007	824,389	1,581,308	9,581,184	695,117	370,469
110,963	870,788	(6,321,266)	3,075,340	(440,521)	(67,792)
(1,104,172)	(1,111,857)	(2,209,921)	(1,888,143)	(1,568,714)	(962,802)
(1,020)	(1,148)	(2,683)	(2,559)	(40,196)	(42,559)
(251,222)	582,172	(6,952,562)	10,765,822	(1,354,314)	(702,684)

1,880,335	4,313,997	11,131,616	19,445,406	399,110	2,629,410
21,233,437	16,919,440	43,660,731	24,215,325	16,101,864	13,472,454
$23,113,772	$21,233,437	$54,792,347	$43,660,731	$16,500,974	$16,101,864

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$114,185
Mortality and expense risk charge	(99,427)
Net investment income(loss)	14,758

Realized gain(loss) on investments:
Net realized gain distributions	1,650,096
Net realized gain(loss) on sale of fund shares	105,431
Net realized gain(loss)	1,755,527

Change in unrealized appreciation/depreciation	1,892,941

Net increase(decrease) in net assets resulting
from operations	$3,663,226

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,758	$(12,855)
Net realized gain(loss)	1,755,527	2,571,859
Net change in unrealized appreciation/depreciation	1,892,941	2,331,592
Net increase(decrease) in net assets resulting
from operations	3,663,226	4,890,596

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	28,879	411,646
Subaccounts transfers (including fixed account), net	(2,132,638)	(1,928,664)
Transfers for policyowner benefits and terminations	(1,422,696)	(1,582,356)
Policyowner maintenance charges	(18,434)	(19,376)
Net increase(decrease) from policyowner transactions	(3,544,889)	(3,118,750)

Total increase(decrease) in net assets	118,337	1,771,846
Net assets at beginning of period	20,217,200	18,445,354
Net assets at end of period	$20,335,537	$20,217,200

The accompanying notes are an integral part of these financial statements.

FS-36

Vanguard				Wells Fargo
International		Global
Stock		Bond		Discovery

2020		2020		2020

$33,484		$17,376		$-
(10,267)		(6,331)		(4,312)
23,217		11,045		(4,312)

9,461		4,226		62,204
127,012		10,713		1,391
136,473		14,939		63,595

489,805		42,110		321,741

$649,495		$68,094		$381,024

International Stock		Global Bond		Discovery

2020	2019	2020	2019	2020	2019

$23,217	$(590)	$11,045	$(883)	$(4,312)	$(2,958)
136,473	(1,858)	14,939	159	63,595	56,692
489,805	32,125	42,110	(1,438)	321,741	94,277

649,495	29,677	68,094	(2,162)	381,024	148,011

3,072,542	245,585	488,374	19,138	433	516
(215,482)	222,207	362,097	759,179	(1)	102,744
(467,232)	(608)	(34,992)	(3,877)	(2,624)	(23,791)
(46)	(2)	(18)	(4)	(131)	(119)
2,389,782	467,182	815,461	774,436	(2,323)	79,350

3,039,277	496,859	883,555	772,274	378,701	227,361
496,859	-	772,274	-	620,280	392,919
$3,536,136	$496,859	$1,655,829	$772,274	$998,981	$620,280

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Wells Fargo

	Opportunity

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$793
Mortality and expense risk charge	(1,087)
Net investment income(loss)	(294)

Realized gain(loss) on investments:
Net realized gain distributions	13,710
Net realized gain(loss) on sale of fund shares	694
Net realized gain(loss)	14,404

Change in unrealized appreciation/depreciation	22,886

Net increase(decrease) in net assets resulting
from operations	$36,996

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(294)	$(544)
Net realized gain(loss)	14,404	21,464
Net change in unrealized appreciation/depreciation	22,886	23,877
Net increase(decrease) in net assets resulting
from operations	36,996	44,797

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	(15,914)
Transfers for policyowner benefits and terminations	(2,233)	(26)
Policyowner maintenance charges	(110)	(110)
Net increase(decrease) from policyowner transactions	(2,343)	(16,050)

Total increase(decrease) in net assets	34,653	28,747
Net assets at beginning of period	182,665	153,918
Net assets at end of period	$217,318	$182,665

The accompanying notes are an integral part of these financial statements.

FS-38

ProFunds

Bull		Europe		Mid-Cap

2020		2020		2020

$1,081		$1,445		$31
(10,822)		(513)		(174)
(9,741)		932		(143)

59,846		-		618
115,208		(2,082)		(12,207)
175,054		(2,082)		(11,589)

17,326		(8,532)		(4,983)

$182,639		$(9,682)		$(16,715)

Bull		Europe		Mid-Cap

2020	2019	2020	2019	2020	2019

$(9,741)	$(5,243)	$932	$1,416	$(143)	$(406)
175,054	16,133	(2,082)	119	(11,589)	2,259
17,326	188,189	(8,532)	9,591	(4,983)	9,974

182,639	199,079	(9,682)	11,126	(16,715)	11,827

-	-	-	-	-	-
1,243,234	-	(8,920)	-	(33,380)	-
(1,045,305)	(3,777)	(2,616)	(1,551)	(3,764)	(6,557)
-	-	-	-	-	-
197,929	(3,777)	(11,536)	(1,551)	(37,144)	(6,557)

380,568	195,302	(21,218)	9,575	(53,859)	5,270
914,384	719,082	76,620	67,045	58,326	53,056
$1,294,952	$914,384	$55,402	$76,620	$4,467	$58,326

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	NASDAQ-100

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(320)
Net investment income(loss)	(320)

Realized gain(loss) on investments:
Net realized gain distributions	1,994
Net realized gain(loss) on sale of fund shares	14,860
Net realized gain(loss)	16,854

Change in unrealized appreciation/depreciation	2,164

Net increase(decrease) in net assets resulting
from operations	$18,698

	NASDAQ-100

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(320)	$-
Net realized gain(loss)	16,854	-
Net change in unrealized appreciation/depreciation	2,164	-
Net increase(decrease) in net assets resulting
from operations	18,698	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	15,628	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	15,628	-

Total increase(decrease) in net assets	34,326	-
Net assets at beginning of period	-	-
Net assets at end of period	$34,326	$-

The accompanying notes are an integral part of these financial statements.

FS-40

ProFunds
		Small-Cap
Small-Cap		Value		Classic Dow

2020		2020		2020

$-		$1		$208
(5)		(36)		(457)
(5)		(35)		(249)

-		565		10,489
(295)		(45)		(9,298)
(295)		520		1,191

-		(480)		(3,038)

$(300)		$5		$(2,096)

Small-Cap		Small-Cap Value		Classic Dow

2020	2019	2020	2019	2020	2019

$(5)	$-	$(35)	$(48)	$(249)	$(605)
(295)	-	520	(22)	1,191	(3,061)
-	-	(480)	1,082	(3,038)	17,909

(300)	-	5	1,012	(2,096)	14,243

-	-	-	-	-	-
300	-	-	-	(23,225)	(9,397)
-	-	(678)	(1,049)	(2,448)	(3,610)
-	-	-	-	-	-
300	-	(678)	(1,049)	(25,673)	(13,007)

-	-	(673)	(37)	(27,769)	1,236
-	-	5,021	5,058	73,888	72,652
$-	$-	$4,348	$5,021	$46,119	$73,888

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Bear

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9
Mortality and expense risk charge	(14)
Net investment income(loss)	(5)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,461)
Net realized gain(loss)	(1,461)

Change in unrealized appreciation/depreciation	(362)

Net increase(decrease) in net assets resulting
from operations	$(1,828)

	Bear

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5)	$-
Net realized gain(loss)	(1,461)	-
Net change in unrealized appreciation/depreciation	(362)	-
Net increase(decrease) in net assets resulting
from operations	(1,828)	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	3,359	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	3,359	-

Total increase(decrease) in net assets	1,531	-
Net assets at beginning of period	-	-
Net assets at end of period	$1,531	$-

The accompanying notes are an integral part of these financial statements.

FS-42

ProFunds
Short		Short Small-
NASDAQ		Cap		Short Dow

2020		2020		2020

$1		$70		$3
(15)		(114)		(12)
(14)		(44)		(9)

-		-		-
(1,498)		(2,253)		363
(1,498)		(2,253)		363

244		(2,708)		(654)

$(1,268)		$(5,005)		$(300)

Short NASDAQ		Short Small-Cap		Short Dow

2020	2019	2020	2019	2020	2019

$(14)	$(9)	$(44)	$(81)	$(9)	$(18)
(1,498)	(1)	(2,253)	1,035	363	(6)
244	(408)	(2,708)	(3,541)	(654)	(458)

(1,268)	(418)	(5,005)	(2,587)	(300)	(482)

-	-	-	-	-	-
819	-	5,731	-	(609)	-
-	-	-	-	-	-
-	-	-	-	-	-
819	-	5,731	-	(609)	-

(449)	(418)	726	(2,587)	(909)	(482)
1,036	1,454	9,451	12,038	1,935	2,417
$587	$1,036	$10,177	$9,451	$1,026	$1,935

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraMid

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10
Mortality and expense risk charge	(26)
Net investment income(loss)	(16)

Realized gain(loss) on investments:
Net realized gain distributions	918
Net realized gain(loss) on sale of fund shares	(1,673)
Net realized gain(loss)	(755)

Change in unrealized appreciation/depreciation	(924)

Net increase(decrease) in net assets resulting
from operations	$(1,695)

	UltraMid

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(16)	$(121)
Net realized gain(loss)	(755)	(4,472)
Net change in unrealized appreciation/depreciation	(924)	16,509
Net increase(decrease) in net assets resulting
from operations	(1,695)	11,916

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(11,913)	(26,664)
Transfers for policyowner benefits and terminations	(3,907)	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(15,820)	(26,664)

Total increase(decrease) in net assets	(17,515)	(14,748)
Net assets at beginning of period	17,515	32,263
Net assets at end of period	$-	$17,515

The accompanying notes are an integral part of these financial statements.

FS-44

ProFunds

UltraOTC		UltraSmall		UltraBull

2020		2020		2020

$-		$17		$485
(7,943)		(13)		(508)
(7,943)		4		(23)

232,739		2,072		42,782
21,504		(2,378)		(6,596)
254,243		(306)		36,186

335,464		(696)		(23,622)

$581,764		$(998)		$12,541

UltraOTC		UltraSmall		UltraBull

2020	2019	2020	2019	2020	2019

$(7,943)	$(5,259)	$4	$(51)	$(23)	$(346)
254,243	33,964	(306)	(3,497)	36,186	423
335,464	302,211	(696)	9,383	(23,622)	23,841

581,764	330,916	(998)	5,835	12,541	23,918

-	-	-	-	-	-
(60,528)	(37,765)	(9,106)	(8,615)	815	(1,104)
-	-	(1,755)	-	(3,829)	-
-	-	-	-	-	-
(60,528)	(37,765)	(10,861)	(8,615)	(3,014)	(1,104)

521,236	293,151	(11,859)	(2,780)	9,527	22,814
713,037	419,886	11,859	14,639	61,655	38,841
$1,234,273	$713,037	$-	$11,859	$71,182	$61,655

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	U.S. Gov.
	Plus

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16
Mortality and expense risk charge	(436)
Net investment income(loss)	(420)

Realized gain(loss) on investments:
Net realized gain distributions	4,317
Net realized gain(loss) on sale of fund shares	4,622
Net realized gain(loss)	8,939

Change in unrealized appreciation/depreciation	(6,058)

Net increase(decrease) in net assets resulting
from operations	$2,461

	U.S. Gov. Plus

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(420)	$(8)
Net realized gain(loss)	8,939	1,399
Net change in unrealized appreciation/depreciation	(6,058)	4,595
Net increase(decrease) in net assets resulting
from operations	2,461	5,986

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	27,035	(5,326)
Transfers for policyowner benefits and terminations	(3,036)	(7,738)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	23,999	(13,064)

Total increase(decrease) in net assets	26,460	(7,078)
Net assets at beginning of period	29,433	36,511
Net assets at end of period	$55,893	$29,433

The accompanying notes are an integral part of these financial statements.

FS-46

ProFunds
				Precious
Opportunity		Oil & Gas		Metals

2020		2020		2020

$9		$883		$267
(21)		(305)		(973)
(12)		578		(706)

-		390		-
(2,117)		(7,090)		50,343
(2,117)		(6,700)		50,343

808		(12,018)		(16,748)

$(1,321)		$(18,140)		$32,889

Opportunity		Oil & Gas		Precious Metals

2020	2019	2020	2019	2020	2019

$(12)	$(27)	$578	$247	$(706)	$(627)
(2,117)	60	(6,700)	1,761	50,343	(279)
808	(807)	(12,018)	1,973	(16,748)	25,103

(1,321)	(774)	(18,140)	3,981	32,889	24,197

-	-	-	-	-	-
(710)	-	1,804	(1,394)	(49,614)	34,829
(156)	(390)	(718)	-	(3,447)	(17,346)
-	-	-	-	-	-
(866)	(390)	1,086	(1,394)	(53,061)	17,483

(2,187)	(1,164)	(17,054)	2,587	(20,172)	41,680
3,179	4,343	50,931	48,344	103,131	61,451
$992	$3,179	$33,877	$50,931	$82,959	$103,131

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Real Estate

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,417
Mortality and expense risk charge	(812)
Net investment income(loss)	605

Realized gain(loss) on investments:
Net realized gain distributions	2,574
Net realized gain(loss) on sale of fund shares	(10,251)
Net realized gain(loss)	(7,677)

Change in unrealized appreciation/depreciation	(5,209)

Net increase(decrease) in net assets resulting
from operations	$(12,281)

	Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$605	$817
Net realized gain(loss)	(7,677)	4,793
Net change in unrealized appreciation/depreciation	(5,209)	17,353
Net increase(decrease) in net assets resulting
from operations	(12,281)	22,963

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(3,958)	(4,863)
Transfers for policyowner benefits and terminations	(4,053)	(2,318)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(8,011)	(7,181)

Total increase(decrease) in net assets	(20,292)	15,782
Net assets at beginning of period	106,845	91,063
Net assets at end of period	$86,553	$106,845

The accompanying notes are an integral part of these financial statements.

FS-48

ProFunds				Pimco

High Yield		Money Market		Commodity

2020		2020		2020

$787		$675		$116,627
(167)		(9,505)		(10,340)
620		(8,830)		106,287

-		-		-
(7)		-		(374,009)
(7)		-		(374,009)

(261)		-		263,908

$352		$(8,830)		$(3,814)

High Yield		Money Market		Commodity

2020	2019	2020	2019	2020	2019

$620	$591	$(8,830)	$(2,594)	$106,287	$88,168
(7)	9	-	-	(374,009)	(803,299)
(261)	1,129	-	-	263,908	950,619

352	1,729	(8,830)	(2,594)	(3,814)	235,488

-	-	-	-	16,131	85,366
5,328	-	(1,102,071)	60,300	(255,797)	(200,769)
(1,127)	(1,836)	(406,752)	(70,070)	(67,786)	(152,706)
-	-	-	-	(210)	(287)
4,201	(1,836)	(1,508,823)	(9,770)	(307,662)	(268,396)

4,553	(107)	(1,517,653)	(12,364)	(311,476)	(32,908)
15,470	15,577	2,018,853	2,031,217	2,197,154	2,230,062
$20,023	$15,470	$501,200	$2,018,853	$1,885,678	$2,197,154

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$246,283
Mortality and expense risk charge	(60,100)
Net investment income(loss)	186,183

Realized gain(loss) on investments:
Net realized gain distributions	126,845
Net realized gain(loss) on sale of fund shares	58,209
Net realized gain(loss)	185,054

Change in unrealized appreciation/depreciation	487,495

Net increase(decrease) in net assets resulting
from operations	$858,732

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$186,183	$238,428
Net realized gain(loss)	185,054	(14,053)
Net change in unrealized appreciation/depreciation	487,495	470,998
Net increase(decrease) in net assets resulting
from operations	858,732	695,373

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	306,815	1,491,749
Subaccounts transfers (including fixed account), net	2,404,153	(229,308)
Transfers for policyowner benefits and terminations	(672,125)	(423,073)
Policyowner maintenance charges	(604)	(561)
Net increase(decrease) from policyowner transactions	2,038,239	838,807

Total increase(decrease) in net assets	2,896,971	1,534,180
Net assets at beginning of period	10,184,848	8,650,668
Net assets at end of period	$13,081,819	$10,184,848

The accompanying notes are an integral part of these financial statements.

FS-50

Pimco		American Century

Low Duration		Mid Cap		International

2020		2020		2020

$958		$37,325		$6,133
(538)		(11,378)		(7,270)
420		25,947		(1,137)

-		-		18,499
65		(76,215)		63,431
65		(76,215)		81,930

1,327		29,066		180,974

$1,812		$(21,202)		$261,767

Low Duration		Mid Cap		International

2020	2019	2020	2019	2020	2019

$420	$1,408	$25,947	$36,160	$(1,137)	$4,753
65	(22)	(76,215)	251,817	81,930	113,682
1,327	786	29,066	237,250	180,974	227,131

1,812	2,172	(21,202)	525,227	261,767	345,566

-	-	153,973	41,411	60	-
47,711	816	113,840	321,024	(161,223)	(122,402)
(2,195)	(3,290)	(196,755)	(153,073)	(224,906)	(179,488)
(13)	(13)	(187)	(231)	(45)	(52)
45,503	(2,487)	70,871	209,131	(386,114)	(301,942)

47,315	(315)	49,669	734,358	(124,347)	43,624
65,597	65,912	2,445,517	1,711,159	1,380,449	1,336,825
$112,912	$65,597	$2,495,186	$2,445,517	$1,256,102	$1,380,449

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Inflation

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,757
Mortality and expense risk charge	(1,316)
Net investment income(loss)	4,441

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	4,802
Net realized gain(loss)	4,802

Change in unrealized appreciation/depreciation	20,889

Net increase(decrease) in net assets resulting
from operations	$30,132

	Inflation

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,441	$856
Net realized gain(loss)	4,802	50
Net change in unrealized appreciation/depreciation	20,889	38
Net increase(decrease) in net assets resulting
from operations	30,132	944

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	176,776	-
Subaccounts transfers (including fixed account), net	304,841	153,350
Transfers for policyowner benefits and terminations	(139,242)	(1,988)
Policyowner maintenance charges	(15)	-
Net increase(decrease) from policyowner transactions	342,360	151,362

Total increase(decrease) in net assets	372,492	152,306
Net assets at beginning of period	152,306	-
Net assets at end of period	$524,798	$152,306

The accompanying notes are an integral part of these financial statements.

FS-52

American Funds

IS Growth-Inc		IS Growth		Blue Chip

2020		2020		2020

$3,878		$767		$8,809
(791)		(614)		(1,545)
3,087		153		7,264

5,666		1,243		2,441
696		2,602		3,495
6,362		3,845		5,936

54,076		59,564		36,854

$63,525		$63,562		$50,054

IS Growth-Inc		IS Growth		Blue Chip

2020	2019	2020	2019	2020	2019

$3,087	$83	$153	$235	$7,264	$3,481
6,362	17	3,845	(67)	5,936	(2,454)
54,076	414	59,564	1,115	36,854	16,425

63,525	514	63,562	1,283	50,054	17,452

185,589	-	27,895	35,969	188,943	33,151
32,687	6,514	344,388	75	240,761	171,728
(5,746)	(280)	(212)	-	(122,988)	(281)
(1)	-	(5)	-	(1)	-
212,529	6,234	372,066	36,044	306,715	204,598

276,054	6,748	435,628	37,327	356,769	222,050
6,748	-	37,327	-	222,050	-
$282,802	$6,748	$472,955	$37,327	$578,819	$222,050

FS-53

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS International

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,311
Mortality and expense risk charge	(512)
Net investment income(loss)	799

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,794
Net realized gain(loss)	1,794

Change in unrealized appreciation/depreciation	27,355

Net increase(decrease) in net assets resulting
from operations	$29,948

	IS International

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$799	$1,009
Net realized gain(loss)	1,794	(163)
Net change in unrealized appreciation/depreciation	27,355	2,086
Net increase(decrease) in net assets resulting
from operations	29,948	2,932

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,442	43,113
Subaccounts transfers (including fixed account), net	36,246	27,847
Transfers for policyowner benefits and terminations	(2,105)	-
Policyowner maintenance charges	(3)	-
Net increase(decrease) from policyowner transactions	89,580	70,960

Total increase(decrease) in net assets	119,528	73,892
Net assets at beginning of period	73,892	-
Net assets at end of period	$193,420	$73,892

The accompanying notes are an integral part of these financial statements.

FS-54

American Funds		Franklin Templeton		MFS

IS New World		Global Inc.		Utilities IC

2020		2020		2020

$350		$484,813		$59,690
(426)		(33,447)		(12,795)
(76)		451,366		46,895

17		-		62,242
1,510		(209,831)		70,234
1,527		(209,831)		132,476

46,366		(600,607)		(74,183)

$47,817		$(359,072)		$105,188

IS New World		Global Inc.		Utilities IC

2020	2019	2020	2019	2020	2019

$(76)	$-	$451,366	$427,101	$46,895	$77,803
1,527	-	(209,831)	(63,442)	132,476	47,485
46,366	-	(600,607)	(272,734)	(74,183)	348,599

47,817	-	(359,072)	90,925	105,188	473,887

183,599	-	31,191	96,885	75,966	173,667
135,941	-	(238,486)	354,328	(244,750)	292,738
(36,984)	-	(421,020)	(500,426)	(570,527)	(264,951)
(1)	-	(11,641)	(11,748)	(199)	(223)
282,555	-	(639,956)	(60,961)	(739,510)	201,231

330,372	-	(999,028)	29,964	(634,322)	675,118
-	-	6,570,245	6,540,281	2,628,366	1,953,248
$330,372	$-	$5,571,217	$6,570,245	$1,994,044	$2,628,366

FS-55

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Mid Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(4,155)
Net investment income(loss)	(4,155)

Realized gain(loss) on investments:
Net realized gain distributions	74,943
Net realized gain(loss) on sale of fund shares	129,816
Net realized gain(loss)	204,759

Change in unrealized appreciation/depreciation	70,487

Net increase(decrease) in net assets resulting
from operations	$271,091

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(4,155)	$(224)
Net realized gain(loss)	204,759	(16,561)
Net change in unrealized appreciation/depreciation	70,487	4,122
Net increase(decrease) in net assets resulting
from operations	271,091	(12,663)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	132,592	4,558
Subaccounts transfers (including fixed account), net	(76,872)	212,557
Transfers for policyowner benefits and terminations	(24,598)	(273)
Policyowner maintenance charges	(303)	-
Net increase(decrease) from policyowner transactions	30,819	216,842

Total increase(decrease) in net assets	301,910	204,179
Net assets at beginning of period	204,179	-
Net assets at end of period	$506,089	$204,179

The accompanying notes are an integral part of these financial statements.

FS-56

MFS		Summit
				EAFE
Research		S&P 500		Intl.

2020		2020		2020

$76,637		$53,762		$29,721
(21,390)		(17,325)		(4,366)
55,247		36,437		25,355

128,339		105,907		-
20,144		15,728		(19,061)
148,483		121,635		(19,061)

215,982		327,058		32,578

$419,712		$485,130		$38,872

Research		S&P 500		EAFE Intl.

2020	2019	2020	2019	2020	2019

$55,247	$33,389	$36,437	$37,637	$25,355	$19,715
148,483	172,489	121,635	229,007	(19,061)	(843)
215,982	710,078	327,058	469,041	32,578	143,376

419,712	915,956	485,130	735,685	38,872	162,248

13,741	127,384	186,142	273,394	6,998	161,437
(351,739)	(224,522)	12,328	43,685	(136,355)	(72,662)
(237,619)	(182,120)	(209,838)	(69,251)	(20,976)	(61,911)
(28,076)	(29,473)	(373)	(406)	(144)	(150)
(603,693)	(308,731)	(11,741)	247,422	(150,477)	26,714

(183,981)	607,225	473,389	983,107	(111,605)	188,962
4,065,941	3,458,716	3,296,915	2,313,808	989,859	800,897
$3,881,960	$4,065,941	$3,770,304	$3,296,915	$878,254	$989,859

FS-57

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,868
Mortality and expense risk charge	(2,451)
Net investment income(loss)	2,417

Realized gain(loss) on investments:
Net realized gain distributions	14,285
Net realized gain(loss) on sale of fund shares	11,160
Net realized gain(loss)	25,445

Change in unrealized appreciation/depreciation	22,929

Net increase(decrease) in net assets resulting
from operations	$50,791

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,417	$2,360
Net realized gain(loss)	25,445	50,552
Net change in unrealized appreciation/depreciation	22,929	49,128
Net increase(decrease) in net assets resulting
from operations	50,791	102,040

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(325)	-
Transfers for policyowner benefits and terminations	(24,163)	(114,813)
Policyowner maintenance charges	(85)	(93)
Net increase(decrease) from policyowner transactions	(24,573)	(114,906)

Total increase(decrease) in net assets	26,218	(12,866)
Net assets at beginning of period	443,041	455,907
Net assets at end of period	$469,259	$443,041

The accompanying notes are an integral part of these financial statements.

FS-58

Summit
		Mod.
Growth		Growth		Moderate

2020		2020		2020

$110,830		$92,405		$196,558
(40,439)		(34,053)		(69,201)
70,391		58,352		127,357

-		63,846		257,512
102,089		164,319		171,936
102,089		228,165		429,448

(108,229)		(118,230)		(38,629)

$64,251		$168,287		$518,176

Growth		Mod. Growth		Moderate

2020	2019	2020	2019	2020	2019

$70,391	$57,674	$58,352	$53,495	$127,357	$117,681
102,089	253,190	228,165	163,563	429,448	208,431
(108,229)	954,292	(118,230)	779,241	(38,629)	1,510,523

64,251	1,265,156	168,287	996,299	518,176	1,836,635

154,786	67,502	28,096	153,538	27,991	24,000
(271,742)	(9,057)	(415,516)	(49,452)	165,625	118,504
(351,436)	(782,385)	(424,182)	(156,079)	(1,008,616)	(974,270)
(85,367)	(89,928)	(74,974)	(76,516)	(111,375)	(115,921)
(553,759)	(813,868)	(886,576)	(128,509)	(926,375)	(947,687)

(489,508)	451,288	(718,289)	867,790	(408,199)	888,948
7,549,922	7,098,634	6,467,822	5,600,032	12,506,850	11,617,902
$7,060,414	$7,549,922	$5,749,533	$6,467,822	$12,098,651	$12,506,850

FS-59

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Russell
	Small Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$43,306
Mortality and expense risk charge	(19,737)
Net investment income(loss)	23,569

Realized gain(loss) on investments:
Net realized gain distributions	242,183
Net realized gain(loss) on sale of fund shares	(314,646)
Net realized gain(loss)	(72,463)

Change in unrealized appreciation/depreciation	775,818

Net increase(decrease) in net assets resulting
from operations	$726,924

	Russell Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$23,569	$23,360
Net realized gain(loss)	(72,463)	287,174
Net change in unrealized appreciation/depreciation	775,818	262,483
Net increase(decrease) in net assets resulting
from operations	726,924	573,017

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	496,341	1,643,526
Subaccounts transfers (including fixed account), net	(174,842)	1,165,486
Transfers for policyowner benefits and terminations	(325,513)	(202,467)
Policyowner maintenance charges	(226)	(222)
Net increase(decrease) from policyowner transactions	(4,240)	2,606,323

Total increase(decrease) in net assets	722,684	3,179,340
Net assets at beginning of period	4,736,122	1,556,782
Net assets at end of period	$5,458,806	$4,736,122

The accompanying notes are an integral part of these financial statements.

FS-60

T. Rowe		Morgan Stanley		DFA
		Emerging
Blue Chip		Markets		Bond

2020		2020		2020

$-		$150,404		$5,799
(84,888)		(59,044)		(103,589)
(84,888)		91,360		(97,790)

511,107		182,511		-
2,774,119		(51,813)		(121,275)
3,285,226		130,698		(121,275)

1,340,065		1,303,975		409,182

$4,540,403		$1,526,033		$190,117

Blue Chip		Emerging Markets		Bond

2020	2019	2020	2019	2020	2019

$(84,888)	$(77,892)	$91,360	$56,358	$(97,790)	$481,676
3,285,226	1,628,207	130,698	742,704	(121,275)	(15,163)
1,340,065	1,975,029	1,303,975	1,087,423	409,182	156,136

4,540,403	3,525,344	1,526,033	1,886,485	190,117	622,649

1,894,507	379,974	429,218	462,614	2,224,714	6,639,612
(2,782,322)	(1,363,828)	(315,157)	165,127	(38,773)	478,662
(1,522,218)	(760,502)	(570,955)	(579,812)	(3,023,131)	(585,764)
(30,143)	(30,903)	(17,215)	(18,020)	(480)	(323)
(2,440,176)	(1,775,259)	(474,109)	29,909	(837,670)	6,532,187

2,100,227	1,750,085	1,051,924	1,916,394	(647,553)	7,154,836
14,293,683	12,543,598	11,899,629	9,983,235	22,560,225	15,405,389
$16,393,910	$14,293,683	$12,951,553	$11,899,629	$21,912,672	$22,560,225

FS-61

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Small

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$198,699
Mortality and expense risk charge	(45,963)
Net investment income(loss)	152,736

Realized gain(loss) on investments:
Net realized gain distributions	175,016
Net realized gain(loss) on sale of fund shares	(92,959)
Net realized gain(loss)	82,057

Change in unrealized appreciation/depreciation	806,997

Net increase(decrease) in net assets resulting
from operations	$1,041,790

	Small

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$152,736	$230,084
Net realized gain(loss)	82,057	80,531
Net change in unrealized appreciation/depreciation	806,997	1,559,596
Net increase(decrease) in net assets resulting
from operations	1,041,790	1,870,211

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	638,867	2,192,025
Subaccounts transfers (including fixed account), net	492,144	133,115
Transfers for policyowner benefits and terminations	(2,099,264)	(225,214)
Policyowner maintenance charges	(142)	(116)
Net increase(decrease) from policyowner transactions	(968,395)	2,099,810

Total increase(decrease) in net assets	73,395	3,970,021
Net assets at beginning of period	10,776,774	6,806,753
Net assets at end of period	$10,850,169	$10,776,774

The accompanying notes are an integral part of these financial statements.

FS-62

DFA

Value		Fixed		Large

2020		2020		2020

$512,727		$81,402		$393,042
(108,379)		(77,014)		(93,953)
404,348		4,388		299,089

-		-		-
(728,464)		529		(2,974)
(728,464)		529		(2,974)

366,002		6,352		(506,170)

$41,886		$11,269		$(210,055)

Value		Fixed		Large

2020	2019	2020	2019	2020	2019

$404,348	$684,169	$4,388	$261,707	$299,089	$357,736
(728,464)	(34,665)	529	26,912	(2,974)	375,799
366,002	2,222,867	6,352	(6,956)	(506,170)	3,667,802

41,886	2,872,371	11,269	281,663	(210,055)	4,401,337

753,694	4,215,282	1,058,706	2,432,585	1,871,082	3,298,014
2,604,215	350,763	(285,000)	(416,730)	(460,866)	(1,340,555)
(3,305,827)	(938,710)	(1,955,174)	(1,224,293)	(4,048,293)	(702,116)
(55,920)	(58,455)	(15,850)	(14,913)	(390)	(417)
(3,838)	3,568,880	(1,197,318)	776,649	(2,638,467)	1,254,926

38,048	6,441,251	(1,186,049)	1,058,312	(2,848,522)	5,656,263
23,354,479	16,913,228	14,895,415	13,837,103	22,386,703	16,730,440
$23,392,527	$23,354,479	$13,709,366	$14,895,415	$19,538,181	$22,386,703

FS-63

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Targeted

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$207,122
Mortality and expense risk charge	(47,927)
Net investment income(loss)	159,195

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(643,370)
Net realized gain(loss)	(643,370)

Change in unrealized appreciation/depreciation	1,296,076

Net increase(decrease) in net assets resulting
from operations	$811,901

	Targeted

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$159,195	$122,246
Net realized gain(loss)	(643,370)	208,797
Net change in unrealized appreciation/depreciation	1,296,076	1,609,544
Net increase(decrease) in net assets resulting
from operations	811,901	1,940,587

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	989,147	2,398,966
Subaccounts transfers (including fixed account), net	(85,397)	602,012
Transfers for policyowner benefits and terminations	(317,233)	(209,071)
Policyowner maintenance charges	(134)	(157)
Net increase(decrease) from policyowner transactions	586,383	2,791,750

Total increase(decrease) in net assets	1,398,284	4,732,337
Net assets at beginning of period	12,207,263	7,474,926
Net assets at end of period	$13,605,547	$12,207,263

The accompanying notes are an integral part of these financial statements.

FS-64

DFA

Global		Equity

2020		2020

$116,050		$16,302
(38,947)		(3,301)
77,103		13,001

125,508		2,472
22,501		2,544
148,009		5,016

1,077,392		136,390

$1,302,504		$154,407

Global		Equity

2020	2019	2020	2019

$77,103	$139,844	$13,001	$6,697
148,009	58,575	5,016	3,152
1,077,392	604,403	136,390	27,862

1,302,504	802,822	154,407	37,711

1,009,443	3,042,330	272,043	146,880
1,589,139	515,114	278,567	251,920
(145,864)	(46,073)	(69,633)	-
(251)	(186)	(2)	-
2,452,467	3,511,185	480,975	398,800

3,754,971	4,314,007	635,382	436,511
7,441,364	3,127,357	436,511	-
$11,196,335	$7,441,364	$1,071,893	$436,511

FS-65

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2020 AND 2019

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1997. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2020 there are one hundred and eleven subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*Money Market
*Mid Cap	(Commenced May 10, 2016)

DWS Investment Management Americas,	Invesco Advisers, Inc.
Inc.	AIM
Scudder	*Dividend
*Small Cap	*Health
*Small Mid Value	*Technology
*Thematic	*Intl. Growth
*Growth	*Franchise

Fidelity Management & Research	Janus Capital Management LLC
Company LLC (formerly Fidelity	Janus
Management & Research Company)	*Growth
Fidelity
*Overseas IC	Neuberger Berman Investment Advisers LLC
*Inv. Grade Bond IC	Neuberger Berman
*Equity Income IC	*Mid-Cap
*Growth IC	*Bond
*High Income IC	*Equity
*High Income SC	(Commenced April 29, 2019)
*Contrafund IC	*Regency
*Contrafund SC
*Mid Cap IC
*Mid Cap SC
*Strategic

FS-66

1. ORGANIZATION, continued

Guggenheim Investments	Schroder Investment Management North
Rydex	America Inc. and Baillie Gifford
*Nova	Overseas Ltd.
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Hotchkis and Wiley Capital Management, LLC
*Inverse NASDAQ	and Lazard Asset Management LLC
*Inv. Long Bond	(formerly Barrow, Hanley, Mewhinney &
*Russell	Strauss, LLC)
*Sector Rotation	Vanguard
*Diversified
Third Avenue Management LLC
Third Avenue	The Vanguard Group, Inc. and
*Value	ArrowMark Colorado Holdings, LLC
(formerly Third Avenue Value Portfolio)	Vanguard
*Small Company Growth
The Vanguard Group, Inc.
Vanguard	The Vanguard Group, Inc.
*Equity Index	Vanguard
*Total Bond	*International Stock
*REIT Index	(Commenced June 28, 2019)
*Mid-Cap	*Global Bond
*Stock Market Index	(Commenced May 31, 2019)
*Conservative
(Commenced May 18, 2016)	Wells Fargo Funds Management, LLC
*Moderate	Wells Fargo
(Commenced September 15, 2016)	*Discovery
*Short-Term	*Opportunity
(Commenced May 13, 2016)
ProFund Advisors LLC
Wellington Management Company, LLP	ProFunds
and The Vanguard Group, Inc.	*Bull
Vanguard	*Europe
*Equity Income	*Mid-Cap
*NASDAQ-100
Wellington Management Company, LLP	*Small-Cap
and Jackson Square Partners, LLC	*Small-Cap Value
Vanguard	*Classic Dow
*Growth	*Bear
*Short NASDAQ
Wellington Management Company, LLP	*Short Small-Cap
Vanguard	*Short Dow
*High Yield Bond	*UltraMid
*Balanced	*UltraOTC
*UltraSmall
*UltraBull
*U.S. Gov. Plus
*Opportunity

FS-67

1. ORGANIZATION, continued

ProFund Advisors LLC, continued	Massachusetts Financial Services
ProFunds, continued	Company
*Oil & Gas	MFS
*Precious Metals	*Utilities IC
*Real Estate	*Mid Cap
*High Yield	(Commenced May 16, 2019)
*Money Market	*Research

Pacific Investment Management	Calvert Research and Management
Company LLC	(See Note 3)
Pimco	Summit
*Commodity	*S&P 500
*Total Return	*EAFE Intl.
*Low Duration	*S&P MidCap
*Growth
American Century Investment	*Mod. Growth
Management, Inc.	*Moderate
American Century	*Russell Small Cap
*Mid Cap
*International	T. Rowe Price Associates, Inc.
*Inflation	T. Rowe
(Commenced May 7, 2019)	*Blue Chip

Capital Research and Management	Morgan Stanley Investment
Company (SM)	Management Inc.
American Funds	Morgan Stanley
*IS Growth-Inc	*Emerging Markets
(Commenced July 1, 2019)
*IS Growth	Dimensional Fund Advisors LP
(Commenced July 1, 2019)	DFA
*Blue Chip	*Bond
(Commenced May 9, 2019)	*Small
*IS International	*Value
(Commenced July 1, 2019)	*Fixed
*IS New World	*Large
(Commenced June 2, 2020)	*Targeted
*Global
Franklin Advisers, Inc.	(Commenced August 8, 2016)
Franklin Templeton	*Equity
*Global Inc.	(Commenced June 26, 2019)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-68

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FS-69

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2020 and 2019, as follows:

Sub-Advisor Fee %
Summit:
S&P 500.050
S&P MidCap	.050
Growth	.050
Mod. Growth	.050
Moderate	.050
Russell Small Cap	.050

FS-70

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2020 were as follows:

	Purchases	Sales
Calvert:
Balanced	$224,031	$133,614
Mid Cap	45,432	178,336

Scudder:
Small Cap	30,150	51,629
Small Mid Value	325,711	142,658
Thematic	39,017	56,022
Growth	333,966	149,416

Fidelity:
Overseas IC	389,380	681,202
Inv. Grade Bond IC	3,064,935	3,184,703
Equity Income IC	343,257	595,885
Growth IC	1,205,296	1,378,808
High Income IC	701,581	782,861
High Income SC	1,599	13,248
Contrafund IC	2,040,647	3,366,364
Contrafund SC	66,793	28,444
Mid Cap IC	841,431	1,170,893
Mid Cap SC	1,848	26,105
Strategic	1,537,116	2,297,843
Money Market	89,931,235	86,709,671

AIM:
Dividend	6,890	31,261
Health	10,438	10,492
Technology	72,095	152,263
Intl. Growth	426,558	577,381
Franchise	69,720	32,115

Janus:
Growth	4,440	345

Neuberger Berman:
Mid-Cap	27,689	47,970
Bond	810	8,606
Equity	44,384	267,448
Regency	87,304	124,992

FS-71

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$1,266,610	$1,038,624
NASDAQ	2,021,373	1,676,915
Precious Metals	7,394,993	9,071,820
Inv. S&P 500	638,680	578,010
Gov. Long Bond	641,817	460,944
Inverse NASDAQ	159,844	175,005
Inv. Long Bond	110,705	70,169
Russell	102,092	786,173
Sector Rotation	332,947	979,924

Third Avenue:
Value	83,080	120,008

Vanguard:
Equity Index	31,719,598	27,113,020
Total Bond	30,495,028	36,403,332
REIT Index	3,131,097	4,075,490
Mid-Cap	5,066,154	8,230,571
Stock Market Index	9,452,811	4,915,826
Conservative	3,159,356	1,173,121
Moderate	1,958,025	709,333
Short-Term	12,549,772	5,938,824
Equity Income	4,541,885	4,727,759
Growth	4,979,029	4,418,731
High Yield Bond	2,611,492	2,582,099
Balanced	5,775,980	4,961,765
International	10,370,965	16,323,715
Diversified	4,455,052	3,020,637
Small Company Growth	1,998,200	3,878,236
International Stock	3,777,843	1,355,383
Global Bond	1,432,022	601,291

Wells Fargo:
Discovery	62,575	7,005
Opportunity	14,499	3,426

ProFunds:
Bull	1,422,367	1,174,333
Europe	1,443	12,047
Mid-Cap	648	37,317
NASDAQ-100	269,811	252,509
Small-Cap	20,714	20,418
Small-Cap Value	566	714
Classic Dow	10,695	26,129
Bear	32,632	29,278
Short NASDAQ	58,590	57,785
Short Small-Cap	30,600	24,914

FS-72

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
ProFunds, continued:
Short Dow	$2	$620
UltraMid	927	15,846
UltraOTC	246,172	81,904
UltraSmall	12,896	21,680
UltraBull	55,018	15,273
U.S. Gov. Plus	45,337	17,441
Opportunity	14,751	15,629
Oil & Gas	10,282	8,228
Precious Metals	298,373	352,140
Real Estate	150,942	155,775
High Yield	6,113	1,292
Money Market	759,445	2,277,098

Pimco:
Commodity	315,280	516,655
Total Return	4,426,188	2,074,921
Low Duration	53,611	7,688

American Century:
Mid Cap	817,158	720,339
International	27,032	395,783
Inflation	531,036	184,234

American Funds:
IS Growth-Inc	250,731	29,449
IS Growth	396,083	22,621
Blue Chip	470,595	154,175
IS International	107,347	16,967
IS New World	336,594	54,098

Franklin Templeton:
Global Inc.	1,145,444	1,334,034

MFS:
Utilities IC	299,142	929,514
Mid Cap	2,870,585	2,768,978
Research	364,799	784,907

Summit:
S&P 500	874,403	743,800
EAFE Intl.	133,299	258,421
S&P MidCap	96,776	104,648
Growth	257,258	740,626
Mod. Growth	177,830	942,209
Moderate	918,494	1,460,001
Russell Small Cap	2,515,742	2,254,230

FS-73

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
T. Rowe:
Blue Chip	$4,186,671	$6,200,628

Morgan Stanley:
Emerging Markets	1,640,439	1,840,677

DFA:
Bond	7,367,168	8,302,628
Small	2,611,809	3,252,451
Value	6,080,894	5,680,384
Fixed	3,162,060	4,354,990
Large	4,490,653	6,830,031
Targeted	3,677,421	2,931,842
Global	3,229,759	574,682
Equity	600,306	103,858

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2020, these fees range between .45 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-74

5. FINANCIAL HIGHLIGHTS, continued

Total Returns and expense ratios in this disclosure may not be applicable to all polices.

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2020	3.30	4.73	206,443	940,809	1.57	0.45	0.60	14.57	14.74
2019	2.88	4.13	183,112	743,720	1.60	0.45	0.60	16.69	23.66
2018	3.34	3.90	184,269	626,261	1.77	0.60	0.60	(3.25)	(3.25)
2017	2.40	3.45	187,504	658,586	2.10	0.45	0.60	7.76	11.33
2016	2.15	3.10	282,809	884,523	1.95	0.45	0.60	4.47	7.21

Mid Cap
2020	85.11	88.69	9,572	814,998	0.39	0.60	0.60	11.58	11.60
2019	76.28	79.48	12,103	923,458	0.45	0.60	0.60	30.58	30.58
2018	58.42	60.86	13,018	760,733	0.53	0.60	0.60	(5.00)	(4.98)
2017	61.49	64.05	13,282	816,999	0.69	0.60	0.60	10.99	11.00
2016	55.40	57.71	13,709	759,945	-	0.60	0.60	6.60	6.60

Scudder:
Small Cap
2020	49.80	49.80	3,415	170,061	1.13	0.60	0.60	18.72	18.72
2019	41.95	41.95	4,358	182,784	1.09	0.60	0.60	24.48	24.48
2018	33.70	33.70	7,229	243,614	0.94	0.60	0.60	(11.76)	(11.76)
2017	38.19	38.19	7,152	273,146	0.94	0.60	0.60	13.65	13.65
2016	33.60	33.60	7,086	238,122	1.51	0.60	0.60	20.31	20.31

Small Mid Value
2020	20.40	22.97	58,715	1,295,786	1.34	0.45	0.60	(1.39)	(1.24)
2019	20.66	23.30	52,292	1,163,283	0.70	0.45	0.60	20.79	20.97
2018	17.08	19.29	49,961	928,755	1.29	0.45	0.60	(16.52)	(16.39)
2017	20.42	23.10	42,590	965,671	0.72	0.45	0.60	9.87	10.03
2016	18.56	21.03	42,289	889,318	0.58	0.45	0.60	(0.90)	16.19

Thematic
2020	18.43	18.95	21,674	408,539	1.51	0.45	0.60	21.95	22.14
2019	15.09	15.54	22,626	349,127	1.69	0.45	0.60	30.44	30.64
2018	11.55	11.91	23,470	277,772	1.01	0.45	0.60	(17.19)	(17.06)
2017	13.93	14.39	25,055	358,532	0.33	0.45	0.60	24.72	24.91
2016	11.15	11.53	21,957	252,880	0.84	0.45	0.60	0.22	3.10

Growth
2020	68.09	83.05	8,286	649,861	0.46	0.45	0.60	38.21	38.42
2019	49.19	60.09	6,442	362,993	0.68	0.45	0.60	36.32	36.52
2018	36.03	44.08	5,809	248,478	0.76	0.45	0.60	(2.19)	(2.04)
2017	36.78	45.07	7,663	339,169	0.71	0.45	0.60	25.55	25.73
2016	29.25	35.90	6,005	210,590	0.80	0.45	0.60	3.62	3.78

FS-75

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Overseas IC
2020	29.46	40.68	108,868	4,060,002	0.44	0.45	0.60	14.92	15.10
2019	25.59	35.40	119,405	3,877,076	1.77	0.45	0.60	27.00	27.19
2018	20.12	27.87	123,701	3,176,638	1.57	0.45	0.60	(15.32)	(15.19)
2017	23.73	32.91	127,067	3,937,799	1.44	0.45	0.60	29.51	29.70
2016	18.29	25.41	131,237	3,177,179	1.57	0.45	0.60	(5.63)	(5.49)

Inv. Grade Bond IC
2020	16.15	23.45	1,239,159	26,840,114	2.24	0.45	0.60	8.74	8.90
2019	14.83	21.56	1,269,064	25,271,452	2.75	0.45	0.60	9.01	9.18
2018	13.58	19.78	1,240,908	23,114,300	2.44	0.45	0.60	(1.13)	(0.98)
2017	13.72	20.00	1,311,754	24,780,422	2.41	0.45	0.60	3.60	3.75
2016	13.22	19.31	1,316,373	24,261,166	2.42	0.45	0.60	4.12	4.27

Equity Income IC
2020	34.58	64.42	43,926	2,607,587	1.76	0.45	0.60	6.06	6.22
2019	32.55	60.74	49,170	2,884,137	1.93	0.45	0.60	26.68	26.87
2018	25.66	47.95	56,594	2,633,958	2.20	0.45	0.60	(8.84)	(8.70)
2017	28.10	52.60	60,781	3,139,847	1.69	0.45	0.60	12.22	12.39
2016	25.01	46.87	66,155	3,057,267	2.49	0.45	0.60	13.14	17.31

Growth IC
2020	169.33	172.98	29,867	5,158,611	0.08	0.45	0.60	43.03	43.25
2019	118.21	120.94	34,515	4,166,176	0.26	0.45	0.60	33.51	33.71
2018	88.41	90.58	41,316	3,737,548	0.24	0.45	0.60	(0.77)	(0.62)
2017	88.95	91.28	43,513	3,967,391	0.23	0.45	0.60	34.33	34.53
2016	66.12	67.96	43,151	2,932,081	0.04	0.45	0.60	(1.70)	0.20

High Income IC
2020	7.27	14.70	214,733	2,156,220	5.05	0.45	0.60	2.13	2.28
2019	7.10	14.40	223,252	2,299,286	5.22	0.45	0.60	14.42	14.59
2018	6.20	12.58	248,327	2,115,584	5.00	0.45	0.60	(3.87)	(3.72)
2017	6.44	13.09	220,999	2,375,808	3.75	0.45	0.60	6.30	6.46
2016	6.05	12.31	341,106	3,946,112	3.86	0.45	0.60	13.92	14.10

High Income SC
2020	18.06	18.06	1,920	34,671	4.43	0.60	0.60	2.04	2.04
2019	17.70	17.70	2,699	47,765	5.11	0.60	0.60	14.23	14.23
2018	15.49	15.49	2,808	43,499	5.50	0.60	0.60	(4.18)	(4.18)
2017	16.17	16.17	3,258	52,674	5.24	0.60	0.60	6.43	6.43
2016	15.19	15.19	3,424	52,015	5.28	0.60	0.60	13.69	13.69

FS-76

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund IC
2020	71.46	121.12	190,306	21,012,020	0.25	0.45	0.60	29.79	29.98
2019	54.97	93.32	202,400	17,499,237	0.45	0.45	0.60	30.79	30.99
2018	41.97	71.35	223,068	14,862,211	0.68	0.45	0.60	(6.94)	(6.80)
2017	45.03	76.67	253,964	18,441,152	0.99	0.45	0.60	21.15	21.33
2016	37.11	63.29	278,646	16,967,547	0.82	0.45	0.60	7.36	7.52

Contrafund SC
2020	121.21	121.21	10,336	1,252,817	0.15	0.60	0.60	29.65	29.65
2019	93.49	93.49	9,943	929,555	0.35	0.60	0.60	30.66	30.66
2018	71.55	71.55	10,886	778,898	0.60	0.60	0.60	(7.05)	(7.05)
2017	76.97	76.97	12,469	959,748	0.91	0.60	0.60	21.04	21.04
2016	63.59	63.59	14,218	904,219	0.50	0.60	0.60	7.27	7.27

Mid Cap IC
2020	54.25	113.20	68,034	7,307,515	0.67	0.45	0.60	17.48	17.66
2019	46.11	96.36	72,325	6,573,412	0.83	0.45	0.60	22.71	22.90
2018	37.52	78.52	102,217	6,897,579	0.63	0.45	0.60	(15.05)	(14.92)
2017	44.10	92.43	95,464	8,508,360	0.69	0.45	0.60	20.09	20.27
2016	36.67	76.97	107,975	8,164,496	0.50	0.45	0.60	11.56	11.73

Mid Cap SC
2020	111.36	111.36	3,621	403,218	0.56	0.60	0.60	17.33	17.33
2019	94.91	94.91	3,897	369,880	0.79	0.60	0.60	22.61	22.61
2018	77.41	77.41	4,143	320,730	0.52	0.60	0.60	(15.15)	(15.15)
2017	91.23	91.23	6,064	553,179	0.62	0.60	0.60	19.99	19.99
2016	76.03	76.03	7,114	540,929	0.43	0.60	0.60	11.44	11.44

Strategic
2020	14.48	20.13	646,567	11,835,872	3.26	0.45	0.60	6.87	7.03
2019	13.53	18.84	717,097	12,276,160	3.42	0.45	0.60	10.23	10.39
2018	12.26	17.09	700,072	10,871,021	3.64	0.45	0.60	(3.16)	(3.01)
2017	12.64	17.65	719,473	11,605,288	3.25	0.45	0.60	7.15	7.31
2016	11.78	16.47	664,261	10,469,612	3.79	0.45	0.60	7.62	7.78

Money Market
2020	1.02	1.03	20,942,308	21,415,650	0.21	0.45	0.60	(0.28)	(0.13)
2019	1.02	1.03	17,767,199	18,194,086	1.99	0.45	0.60	1.41	1.56
2018	1.01	1.01	21,669,460	21,881,243	1.66	0.45	0.60	1.04	1.19
2017	1.00	1.00	12,513,146	12,495,084	0.66	0.45	0.60	0.08	0.22
2016	1.00	1.00	16,656,435	16,618,307	0.15	0.45	0.60	(0.23)	(0.09)

FS-77

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2020	34.26	34.26	2,670	91,484	2.85	0.60	0.60	(0.46)	(0.46)
2019	34.42	34.42	3,578	123,144	2.56	0.60	0.60	24.35	24.35
2018	27.68	27.68	4,035	111,681	2.37	0.60	0.60	(8.13)	(8.13)
2017	30.13	30.13	6,004	180,904	1.77	0.60	0.60	7.93	7.93
2016	27.91	27.91	5,081	141,826	0.45	0.60	0.60	14.13	14.13

Health
2020	70.80	70.80	2,458	173,998	0.31	0.60	0.60	13.77	13.77
2019	62.23	62.23	2,504	155,846	0.02	0.60	0.60	31.71	31.71
2018	47.24	47.24	8,165	385,743	-	0.60	0.60	0.30	0.30
2017	47.10	47.10	4,276	201,398	0.38	0.60	0.60	15.14	15.14
2016	40.91	40.91	5,064	207,180	-	0.60	0.60	(11.99)	(11.99)

Technology
2020	59.40	59.40	2,866	170,222	-	0.60	0.60	45.24	45.24
2019	40.90	40.90	4,801	196,332	-	0.60	0.60	35.07	35.07
2018	30.28	30.28	6,517	197,314	-	0.60	0.60	(1.05)	(1.05)
2017	30.60	30.60	6,614	202,378	-	0.60	0.60	34.33	34.33
2016	22.78	22.78	5,120	116,632	-	0.60	0.60	(1.35)	(1.35)

Intl. Growth
2020	49.91	54.45	26,150	1,394,467	2.17	0.45	0.60	13.31	13.48
2019	43.98	48.06	30,508	1,440,391	1.60	0.45	0.60	27.81	28.00
2018	34.36	37.60	28,175	1,044,266	2.19	0.45	0.60	(15.49)	(15.36)
2017	40.59	44.49	28,006	1,239,250	1.36	0.45	0.60	22.27	22.45
2016	33.15	36.39	34,192	1,239,996	0.72	0.45	0.60	(1.05)	(0.90)

Franchise
2020	134.31	136.74	1,152	156,265	0.08	0.45	0.60	41.50	41.71
2019	94.92	96.49	896	85,973	-	0.45	0.60	35.94	36.14
2018	69.82	70.87	1,064	74,941	-	0.45	0.60	(4.21)	(4.06)
2017	72.89	73.87	845	62,182	0.11	0.45	0.60	21.73	26.59
2016	57.58	58.27	230	13,266	-	0.45	0.60	(0.23)	1.66

Janus:
Growth
2020	89.76	89.76	707	63,429	0.41	0.60	0.60	32.16	32.16
2019	67.92	67.92	707	48,027	0.46	0.60	0.60	34.71	34.71
2018	50.42	50.42	729	36,768	0.55	0.60	0.60	(3.16)	(3.16)
2017	52.06	52.06	730	38,019	0.40	0.60	0.60	27.12	27.12
2016	40.95	40.95	731	29,953	0.56	0.60	0.60	(0.10)	(0.10)

FS-78

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Mid-Cap
2020	50.14	50.14	6,867	344,258	-	0.60	0.60	39.14	39.14
2019	36.03	36.03	7,723	278,279	-	0.60	0.60	31.96	31.96
2018	27.31	27.31	8,099	221,138	-	0.60	0.60	(6.97)	(6.97)
2017	29.35	29.35	7,946	233,226	-	0.60	0.60	24.54	24.54
2016	23.57	23.57	9,213	217,115	-	0.60	0.60	3.77	3.77

Bond
2020	23.38	23.38	1,469	34,360	2.19	0.60	0.60	2.84	2.84
2019	22.74	22.74	1,843	41,898	2.21	0.60	0.60	3.07	3.07
2018	22.06	22.06	1,798	39,667	1.50	0.60	0.60	0.42	0.42
2017	21.97	21.97	3,272	71,883	1.39	0.60	0.60	0.29	0.29
2016	21.91	21.91	3,696	80,961	1.22	0.60	0.60	0.62	0.62

Equity
2020	33.83	33.91	27,584	933,781	0.54	0.45	0.60	18.85	19.03
2019	28.46	28.49	36,860	1,049,519	0.40	0.45	0.60	9.07	9.10
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Regency
2020	20.90	30.48	10,691	263,924	0.98	0.45	0.60	(3.20)	(3.06)
2019	21.56	31.49	12,165	333,388	0.72	0.45	0.60	16.05	16.22
2018	18.55	27.14	16,827	410,735	0.66	0.45	0.60	(15.78)	(15.66)
2017	21.99	32.22	16,269	480,041	0.82	0.45	0.60	16.04	16.21
2016	18.92	27.77	14,074	385,067	0.56	0.45	0.60	15.48	15.65

Rydex:
Nova
2020	35.37	360.01	20,334	980,018	0.90	0.45	0.60	19.31	19.49
2019	29.64	301.28	16,324	686,514	1.71	0.45	0.60	44.18	44.39
2018	20.56	208.65	32,390	912,103	0.19	0.45	0.60	(10.86)	(10.72)
2017	23.06	233.72	52,529	1,776,313	0.05	0.45	0.60	31.00	31.19
2016	17.61	178.15	56,254	1,231,893	-	0.45	0.60	15.03	15.20

NASDAQ
2020	90.32	95.86	31,911	3,015,345	0.30	0.45	0.60	44.09	44.31
2019	62.58	66.53	30,013	1,996,143	0.13	0.45	0.60	36.05	36.25
2018	45.93	48.90	39,313	1,921,178	-	0.45	0.60	(2.40)	(2.25)
2017	46.99	50.10	60,716	3,005,946	-	0.45	0.60	30.34	30.53
2016	36.00	38.44	59,067	2,283,797	-	0.45	0.60	5.35	5.51

FS-79

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2020	11.86	52.96	221,885	3,136,742	4.62	0.45	0.60	33.50	33.70
2019	8.89	39.61	410,037	3,899,897	-	0.45	0.60	51.29	51.52
2018	5.87	26.15	416,771	2,515,648	4.35	0.45	0.60	(17.11)	(16.98)
2017	7.09	31.49	367,544	2,625,432	4.97	0.45	0.60	6.45	6.60
2016	6.66	29.54	293,353	1,957,031	-	0.45	0.60	(22.68)	64.53

Inv. S&P 500
2020	0.73	6.81	301,622	230,905	0.63	0.45	0.60	(29.33)	(25.47)
2019	0.98	9.12	334,098	333,598	0.79	0.45	0.60	(23.37)	(7.34)
2018	1.28	1.42	380,332	494,493	-	0.60	0.60	3.34	3.34
2017	1.24	11.48	392,879	494,035	-	0.45	0.60	(17.84)	(13.97)
2016	1.51	13.96	626,202	1,114,981	-	0.45	0.60	(19.94)	(12.53)

Gov. Long Bond
2020	29.54	42.88	67,819	2,028,145	0.12	0.45	0.60	(11.02)	21.23
2019	24.37	35.32	63,207	1,565,021	1.20	0.45	0.60	16.08	17.36
2018	20.99	30.38	63,662	1,362,595	1.57	0.45	0.60	(5.88)	(2.27)
2017	22.30	32.24	64,158	1,569,316	1.25	0.45	0.60	8.98	9.14
2016	20.46	29.54	57,491	1,206,900	0.91	0.45	0.60	(0.93)	1.06

Inverse NASDAQ
2020	1.31	6.28	34,427	52,714	0.84	0.45	0.60	(38.37)	(38.28)
2019	2.13	10.18	39,330	93,374	0.20	0.45	0.60	(28.44)	(28.33)
2018	2.97	14.20	194,417	600,848	-	0.45	0.60	(3.35)	(3.20)
2017	3.08	14.67	29,405	107,849	-	0.45	0.60	(25.10)	(24.99)
2016	4.11	19.56	105,408	579,749	-	0.45	0.60	(10.02)	(9.89)

Inv. Long Bond
2020	5.01	21.90	11,690	58,553	0.23	0.45	0.60	(21.56)	(10.16)
2019	6.39	27.88	3,833	24,476	-	0.45	0.60	(18.11)	(13.82)
2018	7.41	32.30	4,470	37,897	-	0.45	0.60	3.17	6.38
2017	7.18	31.26	5,223	38,465	-	0.45	0.60	(9.43)	(2.77)
2016	7.93	34.46	4,127	32,722	-	0.45	0.60	(3.52)	6.56

Russell
2020	98.08	106.16	8,165	858,907	-	0.45	0.60	19.32	19.50
2019	82.07	88.97	16,689	1,427,066	-	0.45	0.60	34.56	34.76
2018	60.90	66.12	18,610	1,186,240	-	0.45	0.60	(20.05)	(19.93)
2017	76.06	82.70	22,731	1,822,820	-	0.45	0.60	19.30	19.48
2016	63.66	69.32	27,396	1,850,700	-	0.45	0.60	29.64	29.83

FS-80

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Sector Rotation
2020	16.62	17.70	36,086	618,942	0.48	0.45	0.60	4.30	4.46
2019	15.91	16.97	76,692	1,292,568	0.59	0.45	0.60	4.91	5.07
2018	15.15	16.18	76,035	1,223,490	-	0.45	0.60	(13.46)	(13.33)
2017	17.48	18.70	73,225	1,361,243	0.43	0.45	0.60	13.62	14.17
2016	16.38	16.38	18,546	303,710	-	0.60	0.60	0.05	0.05

Third Avenue:
Value
2020	16.05	33.70	48,729	1,571,387	2.71	0.45	0.60	(2.98)	(2.83)
2019	16.51	34.74	50,889	1,705,926	0.27	0.45	0.60	11.79	11.96
2018	14.75	31.07	56,411	1,719,793	1.78	0.45	0.60	(20.82)	(20.70)
2017	18.60	39.24	64,375	2,516,102	0.85	0.45	0.60	12.91	13.08
2016	16.45	34.76	78,685	2,721,839	0.81	0.45	0.60	10.16	11.55

Vanguard:
Equity Index
2020	65.47	102.89	988,876	78,208,562	1.28	0.45	0.60	17.49	17.67
2019	55.64	87.57	952,006	65,762,528	1.56	0.45	0.60	30.51	30.71
2018	42.56	67.10	583,329	35,656,735	1.67	0.45	0.60	(5.08)	(4.94)
2017	44.77	70.69	598,754	39,693,243	1.74	0.45	0.60	20.93	21.11
2016	36.97	58.45	537,434	31,577,073	1.91	0.45	0.60	11.14	11.31

Total Bond
2020	14.26	19.53	5,642,106	88,255,308	2.13	0.45	0.60	6.94	7.10
2019	13.31	18.26	6,181,456	90,355,257	1.93	0.45	0.60	8.03	8.19
2018	12.30	16.90	3,337,025	49,085,981	2.24	0.45	0.60	(0.73)	(0.58)
2017	12.38	17.03	2,689,782	42,323,985	2.28	0.45	0.60	2.87	3.02
2016	12.01	16.55	2,230,196	36,314,854	2.26	0.45	0.60	1.86	2.01

REIT Index
2020	17.71	49.44	691,645	23,397,366	2.62	0.45	0.60	(5.42)	(5.28)
2019	18.70	52.27	767,511	26,538,661	2.64	0.45	0.60	28.03	28.23
2018	14.58	40.83	719,734	21,164,973	3.03	0.45	0.60	(5.92)	(5.78)
2017	15.48	43.40	635,751	22,462,606	2.45	0.45	0.60	4.15	4.31
2016	14.84	41.67	561,997	22,107,277	2.57	0.45	0.60	7.71	7.87

Mid-Cap
2020	37.59	65.87	639,152	34,577,009	1.53	0.45	0.60	17.37	17.54
2019	31.98	56.13	756,540	34,427,516	1.43	0.45	0.60	30.09	30.29
2018	24.54	43.15	708,151	25,869,579	1.15	0.45	0.60	(9.87)	(9.74)
2017	27.19	47.87	616,681	26,946,977	1.18	0.45	0.60	18.37	18.55
2016	22.94	40.44	584,165	23,134,051	1.36	0.45	0.60	10.45	10.62

FS-81

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Stock Market Index
2020	63.61	110.63	481,874	40,599,633	1.51	0.45	0.60	19.83	20.01
2019	53.01	92.32	410,376	30,699,465	1.52	0.45	0.60	29.97	30.17
2018	40.72	71.03	372,526	22,072,641	1.46	0.45	0.60	(5.91)	(5.76)
2017	43.21	75.49	354,078	23,890,465	1.85	0.45	0.60	20.25	20.43
2016	35.88	62.78	293,469	17,855,709	1.48	0.45	0.60	11.88	12.05

Conservative
2020	32.80	33.02	226,757	7,481,548	2.12	0.45	0.60	11.06	11.23
2019	29.53	29.69	167,632	4,973,237	1.64	0.45	0.60	15.14	15.31
2018	25.65	25.75	46,997	1,208,978	1.69	0.45	0.60	(3.57)	(3.42)
2017	26.60	26.66	30,862	822,095	1.27	0.45	0.60	10.23	10.39
2016	24.13	24.15	5,987	144,614	-	0.45	0.60	(0.09)	3.39

Moderate
2020	38.59	38.76	78,034	3,008,380	1.65	0.45	0.60	13.09	13.26
2019	34.12	34.22	41,381	1,410,337	2.28	0.45	0.60	18.82	19.00
2018	28.72	28.76	39,360	1,131,199	1.98	0.45	0.60	(5.51)	(5.36)
2017	30.39	30.39	41,768	1,269,455	1.47	0.45	0.60	14.12	14.29
2016	26.59	26.63	17,929	477,417	-	0.45	0.60	0.19	1.12

Short-Term
2020	11.89	11.97	2,278,389	27,229,440	2.36	0.45	0.60	4.86	5.02
2019	11.34	11.40	1,757,653	20,007,076	2.49	0.45	0.60	5.06	5.22
2018	10.79	10.83	1,507,659	16,311,434	1.47	0.45	0.60	0.43	0.59
2017	10.75	10.77	1,020,297	10,976,598	1.30	0.45	0.60	1.48	1.64
2016	10.59	10.60	210,748	2,232,534	-	0.45	0.60	-	0.10

Equity Income
2020	34.07	59.58	355,296	17,841,662	2.69	0.45	0.60	2.63	2.78
2019	33.14	58.05	374,625	18,676,247	2.36	0.45	0.60	23.68	23.87
2018	26.76	46.93	326,113	14,169,159	2.25	0.45	0.60	(6.53)	(6.39)
2017	28.58	50.21	303,184	14,694,381	2.52	0.45	0.60	17.54	17.72
2016	24.28	42.72	314,905	13,561,440	2.59	0.45	0.60	14.38	14.55

Growth
2020	54.79	60.64	384,276	22,603,953	0.33	0.45	0.60	42.24	42.45
2019	38.47	42.63	389,244	16,257,643	0.39	0.45	0.60	33.02	33.22
2018	28.87	32.05	368,783	11,645,047	0.30	0.45	0.60	(0.40)	(0.25)
2017	28.95	32.18	357,078	11,427,939	0.51	0.45	0.60	30.14	30.33
2016	22.21	24.73	359,112	8,861,746	0.59	0.45	0.60	(1.67)	(1.52)

FS-82

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
High Yield Bond
2020	10.50	19.55	760,431	12,085,861	5.58	0.45	0.60	5.04	5.20
2019	9.98	18.61	779,913	12,111,105	5.77	0.45	0.60	14.98	15.16
2018	8.67	16.19	727,776	10,253,341	4.94	0.45	0.60	(3.31)	(3.17)
2017	8.95	16.74	810,338	11,950,888	4.83	0.45	0.60	6.37	6.53
2016	8.40	15.74	715,571	11,086,128	4.00	0.45	0.60	10.69	10.85

Balanced
2020	36.35	58.77	441,306	23,113,772	2.55	0.45	0.60	10.02	10.18
2019	32.99	53.42	435,454	21,233,437	2.66	0.45	0.60	21.75	21.94
2018	27.06	43.87	412,529	16,919,440	2.40	0.45	0.60	(3.99)	(3.84)
2017	28.14	45.70	441,232	19,356,188	2.28	0.45	0.60	14.04	14.21
2016	24.64	40.07	433,394	16,788,965	2.39	0.45	0.60	10.35	10.52

International
2020	50.79	67.36	927,626	54,792,347	1.07	0.45	0.60	56.64	56.87
2019	32.38	43.01	1,177,128	43,660,731	1.19	0.45	0.60	30.43	30.63
2018	24.78	32.97	792,647	24,215,325	0.77	0.45	0.60	(13.14)	(13.01)
2017	28.49	37.96	792,548	28,708,459	1.00	0.45	0.60	41.83	42.04
2016	20.06	26.76	675,739	17,924,633	1.45	0.45	0.60	1.27	1.42

Diversified
2020	26.38	39.35	446,965	16,500,974	2.66	0.45	0.60	11.11	11.28
2019	23.71	35.42	471,505	16,101,864	2.86	0.45	0.60	24.94	25.13
2018	18.95	28.35	486,123	13,472,454	2.55	0.45	0.60	(9.66)	(9.53)
2017	20.94	31.38	515,395	15,908,652	2.73	0.45	0.60	12.48	12.65
2016	18.59	27.89	573,421	15,893,213	2.81	0.45	0.60	12.29	12.46

Small Company Growth
2020	42.17	81.02	277,356	20,335,537	0.67	0.45	0.60	22.45	22.63
2019	34.39	66.16	342,555	20,217,200	0.51	0.45	0.60	27.33	27.54
2018	26.96	51.96	399,873	18,445,354	0.39	0.45	0.60	(7.82)	(7.68)
2017	29.21	56.37	398,733	20,865,234	0.47	0.45	0.60	22.73	22.91
2016	23.76	45.93	402,198	17,890,650	0.35	0.45	0.60	14.25	14.42

International Stock
2020	23.59	23.60	149,881	3,536,136	1.50	0.45	0.60	10.51	10.68
2019	21.32	21.35	23,298	496,859	-	0.45	0.60	2.98	6.73
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

FS-83

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Global Bond
2020	22.65	22.67	73,057	1,655,829	1.31	0.45	0.60	6.03	6.19
2019	21.35	21.36	36,170	772,274		0.45	0.60	(1.16)	1.07
2018	-	-	-	-		-	-	-	-
2017	-	-	-	-		-	-	-	-
2016	-	-	-	-		-	-	-	-

Wells Fargo:
Discovery
2020	95.35	95.35	10,477	998,981	-	0.60	0.60	61.68	61.68
2019	58.97	58.97	10,518	620,280	-	0.60	0.60	38.19	38.19
2018	42.68	42.68	9,207	392,919	-	0.60	0.60	(7.62)	(7.62)
2017	46.20	46.20	9,200	424,998	-	0.60	0.60	28.36	28.36
2016	35.99	35.99	10,699	385,054	-	0.60	0.60	7.00	7.00

Opportunity
2020	167.77	167.77	1,295	217,318	0.44	0.60	0.60	20.28	20.28
2019	139.49	139.49	1,310	182,665	0.28	0.60	0.60	30.68	30.68
2018	106.74	106.74	1,442	153,918	0.18	0.60	0.60	(7.70)	(7.70)
2017	115.65	115.65	2,913	336,862	0.69	0.60	0.60	19.72	19.72
2016	96.60	96.60	4,053	391,504	2.00	0.60	0.60	11.56	11.56

ProFunds:
Bull
2020	76.26	76.26	16,981	1,294,952	0.09	0.90	0.90	14.99	14.99
2019	66.31	66.31	13,789	914,384	0.27	0.90	0.90	27.73	27.73
2018	51.92	51.92	13,850	719,082	-	0.90	0.90	(6.99)	(6.99)
2017	55.82	55.82	43,258	2,414,692	-	0.90	0.90	18.28	18.28
2016	47.19	47.19	53,706	2,534,574	-	0.90	0.90	8.68	8.68

Europe
2020	31.11	31.11	1,781	55,402	2.54	0.90	0.90	(10.05)	(10.05)
2019	34.58	34.58	2,216	76,620	2.82	0.90	0.90	16.74	16.74
2018	29.62	29.62	2,263	67,045	2.48	0.90	0.90	(14.90)	(14.90)
2017	34.81	34.81	2,263	78,785	1.76	0.90	0.90	18.64	18.64
2016	29.34	29.34	2,263	66,404	2.73	0.90	0.90	6.85	6.85

Mid-Cap
2020	78.05	78.05	57	4,467	0.16	0.90	0.90	1.39	1.39
2019	76.98	76.98	758	58,326	0.20	0.90	0.90	22.97	22.97
2018	62.60	62.60	848	53,056	0.10	0.90	0.90	(14.07)	(14.07)
2017	72.85	72.85	848	61,742	0.31	0.90	0.90	9.62	9.62
2016	66.45	66.45	772	51,334	0.17	0.90	0.90	23.23	23.23

FS-84

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
NASDAQ-100
2020	74.77	74.77	459	34,326	-	0.90	0.90	46.86	46.86
2019	-	-	-	-	-	-	-	-	-
2018	38.09	38.09	-	-	-	0.90	0.90	0.80	0.80
2017	42.74	42.74	-	-	-	0.90	0.90	8.07	8.07
2016	32.91	32.91	-	-	-	0.90	0.90	(10.82)	(10.82)

Small-Cap
2020	39.82	39.82	-	-	-	0.90	0.90	(2.13)	(2.13)
2019	-	-	-	-	-	-	-	-	-
2018	28.64	28.64	-	-	-	0.90	0.90	(14.17)	(14.17)
2017	35.01	35.01	1,590	55,647	-	0.90	0.90	(0.64)	(0.64)
2016	35.33	35.33	-	-	-	0.90	0.90	1.32	1.32

Small-Cap Value
2020	71.06	71.06	61	4,348	0.02	0.90	0.90	0.14	0.14
2019	70.96	70.96	71	5,021	-	0.90	0.90	21.46	21.46
2018	58.43	58.43	87	5,058	-	0.90	0.90	(14.98)	(14.98)
2017	68.72	68.72	87	5,949	0.02	0.90	0.90	8.71	8.71
2016	63.22	63.22	87	5,473	-	0.90	0.90	27.61	27.61

Classic Dow
2020	60.84	60.84	758	46,119	0.41	0.90	0.90	6.45	6.45
2019	57.15	57.15	1,293	73,888	0.09	0.90	0.90	21.09	21.09
2018	47.20	47.20	1,539	72,652	-	0.90	0.90	(6.87)	(6.87)
2017	50.68	50.68	1,539	78,012	-	0.90	0.90	22.50	22.50
2016	41.37	41.37	1,539	63,685	-	0.90	0.90	11.93	11.93

Bear
2020	19.59	19.59	78	1,531	0.50	0.90	0.90	(26.50)	(26.50)
2019	-	-	-	-	-	-	-	-	-
2018	34.40	34.40	-	-	-	0.90	0.90	(5.09)	(5.09)
2017	6.11	6.11	923	5,637	-	0.90	0.90	(18.70)	(18.70)
2016	7.51	7.51	8,703	65,397	-	0.90	0.90	(13.83)	(13.83)

Short NASDAQ
2020	0.95	0.95	615	587	0.06	0.90	0.90	(43.34)	(43.34)
2019	1.69	1.69	615	1,036	0.17	0.90	0.90	(28.69)	(28.69)
2018	2.36	2.36	615	1,454	-	0.90	0.90	(3.75)	(3.75)
2017	2.46	2.46	615	1,510	-	0.90	0.90	(25.90)	(25.90)
2016	3.31	3.31	4,032	13,360	-	0.90	0.90	(10.86)	(10.86)

FS-85

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Short Small-Cap
2020	1.41	1.41	7,193	10,177	0.55	0.90	0.90	(32.57)	(32.57)
2019	2.10	2.10	4,504	9,451	0.12	0.90	0.90	(21.49)	(21.49)
2018	2.67	2.67	4,504	12,038	-	0.90	0.90	9.40	9.40
2017	2.44	2.44	4,504	11,004	-	0.90	0.90	(14.97)	(14.97)
2016	2.87	2.87	4,504	12,941	-	0.90	0.90	(22.29)	(22.29)

Short Dow
2020	6.85	6.85	150	1,026	0.23	0.90	0.90	(21.64)	(21.64)
2019	8.74	8.74	221	1,935	0.05	0.90	0.90	(19.94)	(19.94)
2018	10.91	10.91	221	2,417	-	0.90	0.90	1.42	1.42
2017	10.76	10.76	221	2,383	-	0.90	0.90	(22.72)	(22.72)
2016	13.93	13.93	931	12,970	-	0.90	0.90	(24.73)	(24.73)

UltraMid
2020	50.42	50.42	-	-	0.24	0.90	0.90	(28.41)	(28.41)
2019	124.50	124.50	141	17,515	-	0.90	0.90	46.50	46.50
2018	84.99	84.99	380	32,263	-	0.90	0.90	(27.43)	(27.43)
2017	117.11	117.11	114	13,358	-	0.90	0.90	27.72	27.72
2016	91.69	91.69	44	4,019	-	0.90	0.90	36.74	36.74

UltraOTC
2020	398.62	398.62	3,096	1,234,273	-	0.90	0.90	84.63	84.63
2019	215.90	215.90	3,303	713,037	-	0.90	0.90	78.06	78.06
2018	121.25	121.25	3,463	419,886	-	0.90	0.90	(10.44)	(10.44)
2017	135.39	135.39	3,753	508,127	-	0.90	0.90	66.83	66.83
2016	81.15	81.15	4,064	329,795	-	0.90	0.90	7.65	7.65

UltraSmall
2020	23.21	23.21	-	-	0.79	0.90	0.90	(28.94)	(28.94)
2019	70.37	70.37	169	11,859	-	0.90	0.90	46.02	46.02
2018	48.19	48.19	304	14,639	-	0.90	0.90	(27.61)	(27.61)
2017	66.57	66.57	289	19,269	-	0.90	0.90	24.06	24.06
2016	53.66	53.66	35	1,883	-	0.90	0.90	38.33	38.33

UltraBull
2020	86.21	86.21	826	71,182	0.86	0.90	0.90	18.76	18.76
2019	72.60	72.60	849	61,655	0.26	0.90	0.90	58.74	58.74
2018	45.73	45.73	849	38,841	-	0.90	0.90	(16.26)	(16.26)
2017	54.62	54.62	849	46,385	-	0.90	0.90	39.76	39.76
2016	39.08	39.08	4,162	162,639	-	0.90	0.90	17.54	17.54

FS-86

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
U.S. Gov. Plus
2020	74.23	74.23	753	55,893	0.03	0.90	0.90	19.60	19.60
2019	62.07	62.07	474	29,433	0.88	0.90	0.90	17.16	17.16
2018	52.97	52.97	689	36,511	0.97	0.90	0.90	(6.27)	(6.27)
2017	56.52	56.52	518	29,304	0.45	0.90	0.90	8.51	8.51
2016	52.08	52.08	1,647	85,800	-	0.90	0.90	(1.20)	(1.20)

Opportunity
2020	2.73	2.73	364	992	0.39	0.90	0.90	(27.35)	(27.35)
2019	3.76	3.76	846	3,179	0.16	0.90	0.90	(18.13)	(18.13)
2018	4.59	4.59	946	4,343	-	0.90	0.90	3.25	3.25
2017	4.44	4.44	875	3,888	-	0.90	0.90	(12.66)	(12.66)
2016	5.09	5.09	514	2,617	-	0.90	0.90	(6.00)	(6.00)

Oil & Gas
2020	34.88	34.88	971	33,877	2.62	0.90	0.90	(35.05)	(35.05)
2019	53.71	53.71	948	50,931	1.37	0.90	0.90	7.55	7.55
2018	49.94	49.94	968	48,344	1.66	0.90	0.90	(20.94)	(20.94)
2017	63.17	63.17	968	61,148	1.22	0.90	0.90	(4.04)	(4.04)
2016	65.82	65.82	968	63,720	1.33	0.90	0.90	23.07	23.07

Precious Metals
2020	33.14	33.14	2,503	82,959	0.25	0.90	0.90	22.99	22.99
2019	26.94	26.94	3,828	103,131	0.03	0.90	0.90	44.68	44.68
2018	18.62	18.62	3,300	61,451	-	0.90	0.90	(14.25)	(14.25)
2017	21.72	21.72	1,800	39,090	-	0.90	0.90	4.34	4.34
2016	20.81	20.81	3,180	66,190	-	0.90	0.90	54.42	54.42

Real Estate
2020	91.75	91.75	943	86,553	1.57	0.90	0.90	(7.13)	(7.13)
2019	98.80	98.80	1,081	106,845	1.68	0.90	0.90	25.63	25.63
2018	78.65	78.65	1,158	91,063	2.17	0.90	0.90	(6.54)	(6.54)
2017	84.15	84.15	1,066	89,670	1.06	0.90	0.90	7.08	7.08
2016	78.59	78.59	1,066	83,737	1.64	0.90	0.90	4.78	4.78

High Yield
2020	49.65	49.65	403	20,023	4.24	0.90	0.90	(0.95)	(0.95)
2019	50.13	50.13	309	15,470	4.59	0.90	0.90	11.43	11.43
2018	44.99	44.99	346	15,577	1.94	0.90	0.90	(1.50)	(1.50)
2017	45.68	45.68	1,028	46,969	3.78	0.90	0.90	3.86	3.86
2016	43.98	43.98	346	15,227	2.40	0.90	0.90	8.02	8.02

FS-87

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
ProFunds, continued:
Money Market
2020	0.97	0.97	517,167	501,200	0.06	0.90	0.90	(0.86)	(0.86)
2019	0.98	0.98	2,065,289	2,018,853	0.77	0.90	0.90	(0.13)	(0.13)
2018	0.98	0.98	2,075,239	2,031,217	0.64	0.90	0.90	(0.48)	(0.48)
2017	0.98	0.98	460,882	453,274	0.02	0.90	0.90	(0.87)	(0.87)
2016	0.99	0.99	821,961	815,496	0.02	0.90	0.90	(0.87)	(0.87)

Pimco:
Commodity
2020	7.70	7.70	244,780	1,885,678	6.41	0.45	0.60	0.75	0.90
2019	7.63	7.65	287,569	2,197,154	4.57	0.45	0.60	10.77	10.93
2018	6.88	6.90	323,268	2,230,062	2.09	0.45	0.60	(14.65)	(14.52)
2017	8.05	8.09	322,036	2,603,491	12.66	0.45	0.60	1.54	1.70
2016	7.91	7.97	550,927	4,387,278	1.11	0.45	0.60	14.47	14.64

Total Return
2020	13.58	17.08	881,599	13,081,819	2.11	0.45	0.60	7.99	8.16
2019	12.56	15.82	740,864	10,184,848	3.00	0.45	0.60	7.71	7.87
2018	11.64	14.69	668,085	8,650,668	2.55	0.45	0.60	(1.13)	(0.98)
2017	11.75	14.85	601,127	8,192,522	2.01	0.45	0.60	4.29	4.45
2016	11.25	14.24	428,575	6,071,815	2.09	0.45	0.60	2.06	2.22

Low Duration
2020	11.34	11.34	9,960	112,912	1.07	0.60	0.60	2.37	2.37
2019	11.07	11.07	5,924	65,597	2.77	0.60	0.60	3.40	3.40
2018	10.71	10.71	6,155	65,912	1.98	0.60	0.60	(0.26)	(0.26)
2017	10.74	10.74	1,653	17,751	1.34	0.60	0.60	0.75	0.75
2016	10.66	10.66	16,662	177,569	1.55	0.60	0.60	0.80	0.80

American Century:
Mid Cap
2020	28.27	37.92	72,313	2,495,186	1.84	0.45	0.60	0.61	0.76
2019	28.05	37.69	71,448	2,445,517	2.12	0.45	0.60	28.38	28.57
2018	21.82	29.36	63,393	1,711,159	1.38	0.45	0.60	(13.36)	(13.23)
2017	25.15	33.88	74,932	2,405,441	1.53	0.45	0.60	11.03	11.20
2016	22.61	30.52	73,437	2,235,809	1.77	0.45	0.60	22.12	22.30

International
2020	16.63	17.63	71,412	1,256,102	0.50	0.45	0.60	25.13	25.31
2019	13.27	14.09	98,317	1,380,449	0.91	0.45	0.60	27.65	27.85
2018	10.38	11.04	121,669	1,336,825	1.33	0.45	0.60	(15.73)	(15.60)
2017	12.30	13.10	155,456	2,023,749	0.89	0.45	0.60	30.43	30.62
2016	9.42	10.04	176,202	1,762,437	1.10	0.45	0.60	(6.06)	(5.92)

FS-88

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century, continued:
Inflation
2020	11.23	11.47	45,950	524,798	2.09	0.45	0.60	9.31	11.34
2019	10.28	10.49	14,520	152,306	1.03	0.45	0.60	(0.36)	(0.32)
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2020	57.55	64.84	4,363	282,802	2.18	0.45	0.60	3.88	38.18
2019	51.34	51.34	131	6,748	1.57	0.60	0.60	7.89	7.89
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

IS Growth
2020	123.44	138.80	3,670	472,955	0.61	0.45	0.60	46.11	51.78
2019	81.22	91.45	408	37,327	2.02	0.45	0.60	(1.16)	3.79
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Blue Chip
2020	14.92	16.30	36,183	578,819	2.84	0.45	0.60	8.39	8.55
2019	13.76	15.02	15,467	222,050	3.96	0.45	0.60	6.77	13.43
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

IS International
2020	24.02	24.68	7,856	193,420	1.24	0.45	0.60	13.59	13.76
2019	21.15	21.69	3,441	73,892	5.87	0.45	0.60	3.76	4.53
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

IS New World
2020	31.55	31.92	10,352	330,372	0.22	0.45	0.60	20.41	33.32
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

FS-89

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton:
Global Inc.
2020	15.95	26.12	230,992	5,571,217	8.42	0.45	0.60	(5.85)	(5.71)
2019	16.91	27.75	262,035	6,570,245	7.04	0.45	0.60	1.40	1.56
2018	16.65	27.36	259,298	6,540,281	-	0.45	0.60	1.33	1.48
2017	16.41	27.00	280,602	7,009,199	-	0.45	0.60	1.32	1.47
2016	16.17	26.65	293,165	7,575,335	-	0.45	0.60	2.32	2.48

MFS:
Utilities IC
2020	42.77	61.86	35,226	1,994,044	2.61	0.45	0.60	5.27	5.43
2019	40.57	58.77	50,860	2,628,366	4.06	0.45	0.60	24.32	24.51
2018	32.58	47.27	45,297	1,953,248	1.09	0.45	0.60	0.45	0.60
2017	32.39	47.06	43,035	1,947,527	4.44	0.45	0.60	14.15	14.32
2016	28.33	41.22	48,189	1,957,787	3.86	0.45	0.60	7.53	10.81

Mid Cap
2020	15.42	15.46	32,775	506,089	-	0.45	0.60	35.66	35.87
2019	11.37	11.38	17,959	204,179	-	0.45	0.60	4.04	10.81
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Research
2020	21.40	21.82	178,236	3,881,960	2.10	0.45	0.60	12.27	12.44
2019	19.03	19.43	209,701	4,065,941	1.46	0.45	0.60	27.28	27.47
2018	14.93	15.27	226,986	3,458,716	1.51	0.45	0.60	(14.64)	(14.51)
2017	17.47	17.89	216,807	3,872,008	1.83	0.45	0.60	27.53	27.72
2016	13.68	14.03	231,909	3,251,945	1.17	0.45	0.60	(1.29)	(1.15)

Summit:
S&P 500
2020	223.00	249.42	15,720	3,770,304	1.70	0.45	0.60	17.39	17.57
2019	189.67	212.46	15,952	3,296,915	1.86	0.45	0.60	30.37	30.56
2018	145.27	162.97	14,484	2,313,808	2.01	0.45	0.60	(5.30)	(5.16)
2017	153.18	172.10	13,835	2,361,955	1.43	0.45	0.60	20.74	20.92
2016	126.68	142.54	14,746	2,135,516	1.38	0.45	0.60	10.91	18.42

EAFE Intl.
2020	106.55	114.34	7,976	878,254	3.51	0.45	0.60	7.13	7.29
2019	99.31	106.73	9,669	989,859	2.76	0.45	0.60	20.54	20.72
2018	82.26	88.55	9,401	800,897	3.06	0.45	0.60	(14.10)	(13.97)
2017	95.62	103.08	8,254	825,992	2.16	0.45	0.60	24.02	24.20
2016	76.99	83.12	9,693	800,879	2.84	0.45	0.60	(0.14)	3.08

FS-90

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P MidCap
2020	184.37	184.37	2,545	469,259	1.19	0.60	0.60	12.65	12.65
2019	163.68	163.68	2,707	443,041	1.15	0.60	0.60	25.08	25.08
2018	130.86	130.86	3,484	455,907	1.12	0.60	0.60	(11.86)	(11.86)
2017	148.47	148.47	3,746	556,212	0.68	0.60	0.60	15.20	15.20
2016	128.88	128.88	4,486	578,094	0.58	0.60	0.60	19.55	19.55

Growth
2020	21.65	21.75	326,037	7,060,414	1.61	0.45	0.60	1.54	1.70
2019	21.32	21.39	354,072	7,549,922	1.35	0.45	0.60	18.51	18.69
2018	17.99	18.02	394,566	7,098,634	1.09	0.45	0.60	(8.05)	(7.92)
2017	19.56	19.57	421,297	8,242,407	1.16	0.45	0.60	16.23	16.40
2016	16.81	16.83	430,567	7,246,772	-	0.45	0.60	4.93	5.09

Mod. Growth
2020	21.71	21.87	262,984	5,749,533	1.61	0.45	0.60	3.13	3.29
2019	21.01	21.21	305,160	6,467,822	1.47	0.45	0.60	17.86	18.03
2018	17.80	17.99	311,358	5,600,032	1.23	0.45	0.60	(7.25)	(7.11)
2017	19.17	19.40	323,433	6,271,051	1.17	0.45	0.60	13.87	14.04
2016	16.81	17.04	332,650	5,663,819	0.13	0.45	0.60	6.14	6.30

Moderate
2020	21.46	21.53	562,075	12,098,651	1.68	0.45	0.60	4.73	4.88
2019	20.46	20.56	608,555	12,506,850	1.55	0.45	0.60	16.32	16.49
2018	17.57	17.67	657,603	11,617,902	1.36	0.45	0.60	(6.30)	(6.16)
2017	18.72	18.86	679,182	12,804,396	1.31	0.45	0.60	11.49	11.66
2016	16.76	16.92	708,396	11,977,902	0.03	0.45	0.60	5.97	6.13

Russell Small Cap
2020	124.85	125.65	43,347	5,458,806	1.08	0.45	0.60	18.93	19.11
2019	104.98	105.49	44,767	4,736,122	1.27	0.45	0.60	24.33	24.51
2018	84.44	84.72	18,275	1,556,782	1.16	0.45	0.60	(11.76)	(11.63)
2017	95.69	95.87	13,282	1,287,508	0.85	0.45	0.60	13.69	13.86
2016	84.20	96.75	7,753	697,000	1.51	0.45	0.60	8.43	20.20

T. Rowe:
Blue Chip
2020	52.24	54.82	308,667	16,393,910	-	0.45	0.60	33.48	33.68
2019	39.14	41.01	360,229	14,293,683	-	0.45	0.60	29.11	29.31
2018	30.31	31.71	408,765	12,543,598	-	0.45	0.60	1.30	1.46
2017	29.92	31.26	427,240	12,878,262	-	0.45	0.60	35.36	35.56
2016	22.11	23.06	482,915	10,733,261	-	0.45	0.60	0.18	0.33

FS-91

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Morgan Stanley:
Emerging Markets
2020	19.70	26.63	545,151	12,951,553	1.40	0.45	0.60	13.75	13.93
2019	17.30	23.41	569,631	11,899,629	1.07	0.45	0.60	18.87	19.05
2018	14.53	19.69	561,353	9,983,235	0.48	0.45	0.60	(17.96)	(17.84)
2017	17.68	24.00	509,466	11,426,052	0.72	0.45	0.60	34.26	34.46
2016	13.15	17.88	383,410	6,640,815	0.47	0.45	0.60	6.10	6.26

DFA:
Bond
2020	11.87	12.89	1,820,085	21,912,672	0.03	0.45	0.60	0.85	1.00
2019	11.75	12.79	1,891,468	22,560,225	3.04	0.45	0.60	3.56	3.72
2018	11.33	12.35	1,329,386	15,405,389	5.36	0.45	0.60	1.14	1.29
2017	11.18	12.21	919,948	10,670,170	2.55	0.45	0.60	1.50	1.66
2016	11.00	12.03	485,410	5,730,581	1.76	0.45	0.60	1.12	1.27

Small
2020	17.16	20.56	611,626	10,850,169	2.08	0.45	0.60	8.76	8.92
2019	15.75	18.90	660,889	10,776,774	3.09	0.45	0.60	23.16	23.34
2018	12.77	15.35	509,078	6,806,753	1.99	0.45	0.60	(20.25)	(20.13)
2017	15.99	19.24	343,563	5,970,226	3.45	0.45	0.60	29.17	29.37
2016	12.36	14.90	199,584	2,859,842	2.57	0.45	0.60	5.60	5.76

Value
2020	13.81	15.31	1,620,713	23,392,527	2.45	0.45	0.60	(2.35)	(2.21)
2019	14.12	15.68	1,578,796	23,354,479	3.90	0.45	0.60	15.17	15.34
2018	12.24	13.61	1,305,295	16,913,228	3.05	0.45	0.60	(17.58)	(17.46)
2017	14.83	16.52	989,880	15,819,746	3.27	0.45	0.60	25.06	25.25
2016	11.84	13.21	832,693	10,871,359	3.73	0.45	0.60	8.46	8.62

Fixed
2020	10.45	10.64	1,298,378	13,709,366	0.54	0.45	0.60	0.00	0.15
2019	10.45	10.62	1,412,191	14,895,415	2.33	0.45	0.60	1.90	2.06
2018	10.26	10.41	1,339,164	13,837,103	1.84	0.45	0.60	1.17	1.32
2017	10.14	10.27	996,447	10,149,544	1.22	0.45	0.60	0.23	0.38
2016	10.12	10.23	779,836	7,898,224	0.56	0.45	0.60	0.19	0.34

Large
2020	33.44	38.35	565,194	19,538,181	2.04	0.45	0.60	(1.97)	(1.82)
2019	34.06	39.12	636,511	22,386,703	2.34	0.45	0.60	25.03	25.22
2018	27.20	31.29	591,590	16,730,440	2.60	0.45	0.60	(12.64)	(12.51)
2017	31.09	35.82	424,389	14,032,119	2.35	0.45	0.60	18.37	18.55
2016	26.23	30.26	282,960	8,191,175	2.34	0.45	0.60	18.16	18.34

FS-92

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Targeted
2020	25.34	26.85	532,048	13,605,547	2.06	0.45	0.60	3.36	3.52
2019	24.48	25.98	493,543	12,207,263	1.70	0.45	0.60	21.83	22.01
2018	20.07	21.32	368,433	7,474,926	1.09	0.45	0.60	(16.37)	(16.25)
2017	23.96	25.50	282,806	6,912,141	1.60	0.45	0.60	9.11	9.28
2016	21.93	23.37	155,400	3,602,368	1.30	0.45	0.60	26.73	26.92

Global
2020	16.00	16.08	696,142	11,196,335	1.35	0.45	0.60	10.62	10.79
2019	14.46	14.52	512,633	7,441,364	3.07	0.45	0.60	17.42	17.60
2018	12.32	12.35	253,371	3,127,357	2.42	0.45	0.60	(7.46)	(7.32)
2017	13.31	13.32	130,369	1,736,395	3.83	0.45	0.60	13.88	14.05
2016	11.68	11.69	23,144	270,312	1.65	0.45	0.60	2.39	2.51

Equity
2020	13.34	13.36	80,271	1,071,893	2.42	0.45	0.60	11.49	11.65
2019	11.96	11.96	36,488	436,511	2.51	0.45	0.60	9.55	10.34
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

FS-93

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2020	2019
Calvert:
Balanced
Units issued	76,504	78,639
Units redeemed	(53,173)	(79,796)
Net increase(decrease)	23,331	(1,157)

Mid Cap
Units issued	-	1
Units redeemed	(2,531)	(916)
Net increase(decrease)	(2,531)	(915)

Scudder:
Small Cap
Units issued	327	1
Units redeemed	(1,270)	(2,872)
Net increase(decrease)	(943)	(2,871)

Small Mid Value
Units issued	53,292	53,798
Units redeemed	(46,869)	(51,467)
Net increase(decrease)	6,423	2,331

Thematic
Units issued	54,372	63,717
Units redeemed	(55,324)	(64,561)
Net increase(decrease)	(952)	(844)

Growth
Units issued	4,440	34,394
Units redeemed	(2,596)	(33,761)
Net increase(decrease)	1,844	633

Fidelity:
Overseas IC
Units issued	76,146	75,049
Units redeemed	(86,683)	(79,345)
Net increase(decrease)	(10,537)	(4,296)

Inv. Grade Bond IC
Units issued	2,809,617	2,950,432
Units redeemed	(2,839,522)	(2,922,276)
Net increase(decrease)	(29,905)	28,156

FS-94

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
Equity Income IC
Units issued	10,296	12,352
Units redeemed	(15,540)	(19,776)
Net increase(decrease)	(5,244)	(7,424)

Growth IC
Units issued	18,582	13,142
Units redeemed	(23,230)	(19,943)
Net increase(decrease)	(4,648)	(6,801)

High Income IC
Units issued	163,955	130,888
Units redeemed	(172,474)	(155,963)
Net increase(decrease)	(8,519)	(25,075)

High Income SC
Units issued	-	-
Units redeemed	(779)	(109)
Net increase(decrease)	(779)	(109)

Contrafund IC
Units issued	93,144	67,068
Units redeemed	(105,238)	(87,736)
Net increase(decrease)	(12,094)	(20,668)

Contrafund SC
Units issued	758	1,912
Units redeemed	(365)	(2,855)
Net increase(decrease)	393	(943)

Mid Cap IC
Units issued	42,362	40,092
Units redeemed	(46,653)	(69,984)
Net increase(decrease)	(4,291)	(29,892)

Mid Cap SC
Units issued	-	-
Units redeemed	(276)	(246)
Net increase(decrease)	(276)	(246)

FS-95

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity, continued:
Strategic
Units issued	1,779,564	1,629,347
Units redeemed	(1,850,094)	(1,612,322)
Net increase(decrease)	(70,530)	17,025

Money Market
Units issued	379,604,078	55,800,977
Units redeemed	(376,428,969)	(59,703,238)
Net increase(decrease)	3,175,109	(3,902,261)

AIM:
Dividend
Units issued	609	1,118
Units redeemed	(1,517)	(1,575)
Net increase(decrease)	(908)	(457)

Health
Units issued	367	347
Units redeemed	(413)	(6,008)
Net increase(decrease)	(46)	(5,661)

Technology
Units issued	1,072	593
Units redeemed	(3,007)	(2,309)
Net increase(decrease)	(1,935)	(1,716)

Intl. Growth
Units issued	26,626	23,956
Units redeemed	(30,984)	(21,623)
Net increase(decrease)	(4,358)	2,333

Franchise
Units issued	534	10,121
Units redeemed	(278)	(10,289)
Net increase(decrease)	256	(168)

Janus:
Growth
Units issued	-	-
Units redeemed	-	(22)
Net increase(decrease)	-	(22)

FS-96

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Neuberger Berman:
Mid-Cap
Units issued	343	188
Units redeemed	(1,199)	(564)
Net increase(decrease)	(856)	(376)

Bond
Units issued	-	578
Units redeemed	(374)	(533)
Net increase(decrease)	(374)	45

Equity
Units issued	6,837	43,526
Units redeemed	(16,113)	(6,666)
Net increase(decrease)	(9,276)	36,860

Regency
Units issued	20,224	8,306
Units redeemed	(21,698)	(12,968)
Net increase(decrease)	(1,474)	(4,662)

Rydex:
Nova
Units issued	31,875	71,917
Units redeemed	(27,865)	(87,983)
Net increase(decrease)	4,010	(16,066)

NASDAQ
Units issued	42,960	26,516
Units redeemed	(41,062)	(35,816)
Net increase(decrease)	1,898	(9,300)

Precious Metals
Units issued	784,844	816,263
Units redeemed	(972,996)	(822,997)
Net increase(decrease)	(188,152)	(6,734)

Inv. S&P 500
Units issued	542,178	432,111
Units redeemed	(574,654)	(478,345)
Net increase(decrease)	(32,476)	(46,234)

FS-97

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Rydex, continued:
Gov. Long Bond
Units issued	22,478	20,952
Units redeemed	(17,866)	(21,407)
Net increase(decrease)	4,612	(455)

Inverse NASDAQ
Units issued	93,745	350,911
Units redeemed	(98,648)	(505,998)
Net increase(decrease)	(4,903)	(155,087)

Inv. Long Bond
Units issued	15,387	22,101
Units redeemed	(7,530)	(22,738)
Net increase(decrease)	7,857	(637)

Russell
Units issued	1,117	5,607
Units redeemed	(9,641)	(7,528)
Net increase(decrease)	(8,524)	(1,921)

Sector Rotation
Units issued	102,183	147,056
Units redeemed	(142,789)	(146,399)
Net increase(decrease)	(40,606)	657

Third Avenue:
Value
Units issued	12,064	13,892
Units redeemed	(14,224)	(19,414)
Net increase(decrease)	(2,160)	(5,522)

Vanguard:
Equity Index
Units issued	2,915,471	2,068,970
Units redeemed	(2,878,601)	(1,700,293)
Net increase(decrease)	36,870	368,677

Total Bond
Units issued	15,323,503	10,749,337
Units redeemed	(15,862,853)	(7,904,906)
Net increase(decrease)	(539,350)	2,844,431

FS-98

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Vanguard, continued:
REIT Index
Units issued	1,024,358	961,257
Units redeemed	(1,100,224)	(913,480)
Net increase(decrease)	(75,866)	47,777

Mid-Cap
Units acquired	899,320	758,733
Units disposed	(1,016,708)	(710,344)
Net increase(decrease)	(117,388)	48,389

Stock Market Index
Units acquired	362,683	203,469
Units disposed	(291,185)	(165,619)
Net increase(decrease)	71,498	37,850

Conservative
Units acquired	144,105	142,737
Units disposed	(84,980)	(22,102)
Net increase(decrease)	59,125	120,635

Moderate
Units acquired	51,520	18,166
Units disposed	(14,867)	(16,145)
Net increase(decrease)	36,653	2,021

Short-Term
Units acquired	3,676,808	2,749,633
Units disposed	(3,156,072)	(2,499,639)
Net increase(decrease)	520,736	249,994

Equity Income
Units acquired	322,509	320,387
Units disposed	(341,838)	(271,875)
Net increase(decrease)	(19,329)	48,512

Growth
Units acquired	251,544	253,541
Units disposed	(256,512)	(233,080)
Net increase(decrease)	(4,968)	20,461

FS-99

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Vanguard, continued:
High Yield Bond
Units acquired	1,254,114	1,178,522
Units disposed	(1,273,596)	(1,126,385)
Net increase(decrease)	(19,482)	52,137

Balanced
Units acquired	366,036	263,093
Units disposed	(360,184)	(240,168)
Net increase(decrease)	5,852	22,925

International
Units acquired	1,478,106	1,521,906
Units disposed	(1,727,608)	(1,137,425)
Net increase(decrease)	(249,502)	384,481

Diversified
Units acquired	796,299	800,741
Units disposed	(820,839)	(815,359)
Net increase(decrease)	(24,540)	(14,618)

Small Company Growth
Units acquired	189,280	269,673
Units disposed	(254,479)	(326,991)
Net increase(decrease)	(65,199)	(57,318)

International Stock
Units acquired	227,211	30,374
Units disposed	(100,628)	(7,076)
Net increase(decrease)	126,583	23,298

Global Bond
Units acquired	83,716	39,438
Units disposed	(46,829)	(3,268)
Net increase(decrease)	36,887	36,170

Wells Fargo:
Discovery
Units acquired	7	1,991
Units disposed	(48)	(680)
Net increase(decrease)	(41)	1,311

Opportunity
Units acquired	-	134
Units disposed	(15)	(266)
Net increase(decrease)	(15)	(132)

FS-100

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
ProFunds:
Bull
Units acquired	20,662	1
Units disposed	(17,470)	(62)
Net increase(decrease)	3,192	(61)

Europe
Units acquired	-	1
Units disposed	(435)	(48)
Net increase(decrease)	(435)	(47)

Mid-Cap
Units acquired	-	-
Units disposed	(701)	(90)
Net increase(decrease)	(701)	(90)

NASDAQ-100
Units acquired	4,303	-
Units disposed	(3,844)	-
Net increase(decrease)	459	-

Small-Cap
Units acquired	671	-
Units disposed	(671)	-
Net increase(decrease)	-	-

Small-Cap Value
Units acquired	-	-
Units disposed	(10)	(16)
Net increase(decrease)	(10)	(16)

Classic Dow
Units acquired	497	-
Units disposed	(1,032)	(246)
Net increase(decrease)	(535)	(246)

Bear
Units acquired	1,193	-
Units disposed	(1,115)	-
Net increase(decrease)	78	-

Short NASDAQ
Units acquired	44,699	-
Units disposed	(44,699)	-
Net increase(decrease)	-	-

FS-101

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
ProFunds, continued:
Short Small-Cap
Units acquired	11,923	-
Units disposed	(9,234)	-
Net increase(decrease)	2,689	-

Short Dow
Units acquired	1	-
Units disposed	(72)	-
Net increase(decrease)	(71)	-

UltraMid
Units acquired	-	337
Units disposed	(141)	(576)
Net increase(decrease)	(141)	(239)

UltraOTC
Units acquired	59	902
Units disposed	(266)	(1,062)
Net increase(decrease)	(207)	(160)

UltraSmall
Units acquired	209	436
Units disposed	(378)	(571)
Net increase(decrease)	(169)	(135)

UltraBull
Units acquired	304	339
Units disposed	(327)	(339)
Net increase(decrease)	(23)	-

U.S. Gov. Plus
Units acquired	491	-
Units disposed	(212)	(215)
Net increase(decrease)	279	(215)

Opportunity
Units acquired	5,778	-
Units disposed	(6,260)	(100)
Net increase(decrease)	(482)	(100)

FS-102

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
ProFunds, continued:
Oil & Gas
Units acquired	440	170
Units disposed	(417)	(190)
Net increase(decrease)	23	(20)

Precious Metals
Units acquired	9,144	4,000
Units disposed	(10,469)	(3,472)
Net increase(decrease)	(1,325)	528

Real Estate
Units acquired	1,697	-
Units disposed	(1,835)	(77)
Net increase(decrease)	(138)	(77)

High Yield
Units acquired	258	1
Units disposed	(164)	(38)
Net increase(decrease)	94	(37)

Money Market
Units acquired	840,478	349,451
Units disposed	(2,388,600)	(359,401)
Net increase(decrease)	(1,548,122)	(9,950)

Pimco:
Commodity
Units acquired	367,255	300,231
Units disposed	(410,044)	(335,930)
Net increase(decrease)	(42,789)	(35,699)

Total Return
Units acquired	1,557,662	1,199,916
Units disposed	(1,416,927)	(1,127,137)
Net increase(decrease)	140,735	72,779

Low Duration
Units acquired	9,634	1,748
Units disposed	(5,598)	(1,979)
Net increase(decrease)	4,036	(231)

FS-103

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
American Century:
Mid Cap
Units acquired	79,396	69,899
Units disposed	(78,531)	(61,844)
Net increase(decrease)	865	8,055

International
Units acquired	165,956	97,409
Units disposed	(192,861)	(120,761)
Net increase(decrease)	(26,905)	(23,352)

Inflation
Units acquired	92,495	58,895
Units disposed	(61,065)	(44,375)
Net increase(decrease)	31,430	14,520

American Funds:
IS Growth-Inc
Units acquired	4,847	137
Units disposed	(615)	(6)
Net increase(decrease)	4,232	131

IS Growth
Units acquired	5,736	497
Units disposed	(2,474)	(89)
Net increase(decrease)	3,262	408

Blue Chip
Units acquired	56,128	25,851
Units disposed	(35,412)	(10,384)
Net increase(decrease)	20,716	15,467

IS International
Units acquired	15,341	3,768
Units disposed	(10,926)	(327)
Net increase(decrease)	4,415	3,441

IS New World
Units acquired	13,007	-
Units disposed	(2,655)	-
Net increase(decrease)	10,352	-

FS-104

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Franklin Templeton:
Global Inc.
Units acquired	401,724	366,362
Units disposed	(432,767)	(363,625)
Net increase(decrease)	(31,043)	2,737

MFS:
Utilities IC
Units acquired	35,253	18,932
Units disposed	(50,887)	(13,369)
Net increase(decrease)	(15,634)	5,563

Mid Cap
Units acquired	261,879	91,892
Units disposed	(247,063)	(73,933)
Net increase(decrease)	14,816	17,959

Research
Units acquired	671,520	758,836
Units disposed	(702,985)	(776,121)
Net increase(decrease)	(31,465)	(17,285)

Summit:
S&P 500
Units acquired	10,032	8,853
Units disposed	(10,264)	(7,385)
Net increase(decrease)	(232)	1,468

EAFE Intl.
Units acquired	2,024	2,644
Units disposed	(3,717)	(2,376)
Net increase(decrease)	(1,693)	268

S&P MidCap
Units acquired	512	-
Units disposed	(674)	(777)
Net increase(decrease)	(162)	(777)

Growth
Units acquired	136,215	219,855
Units disposed	(164,250)	(260,349)
Net increase(decrease)	(28,035)	(40,494)

Mod. Growth
Units acquired	42,272	67,410
Units disposed	(84,448)	(73,608)
Net increase(decrease)	(42,176)	(6,198)

FS-105

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Summit, continued:
Moderate
Units acquired	1,770,164	1,908,857
Units disposed	(1,816,644)	(1,957,905)
Net increase(decrease)	(46,480)	(49,048)

Russell Small Cap
Units acquired	79,869	68,371
Units disposed	(81,289)	(41,879)
Net increase(decrease)	(1,420)	26,492

T. Rowe:
Blue Chip
Units acquired	529,557	505,509
Units disposed	(581,119)	(554,045)
Net increase(decrease)	(51,562)	(48,536)

Morgan Stanley:
Emerging Markets
Units acquired	920,153	884,863
Units disposed	(944,633)	(876,585)
Net increase(decrease)	(24,480)	8,278

DFA:
Bond
Units acquired	4,287,112	2,248,774
Units disposed	(4,358,495)	(1,686,692)
Net increase(decrease)	(71,383)	562,082

Small
Units acquired	1,060,524	656,976
Units disposed	(1,109,787)	(505,165)
Net increase(decrease)	(49,263)	151,811

Value
Units acquired	3,689,308	2,901,901
Units disposed	(3,647,391)	(2,628,400)
Net increase(decrease)	41,917	273,501

Fixed
Units acquired	2,050,873	1,853,922
Units disposed	(2,164,686)	(1,780,895)
Net increase(decrease)	(113,813)	73,027

FS-106

6. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
DFA, continued:
Large
Units acquired	1,016,237	655,932
Units disposed	(1,087,554)	(611,011)
Net increase(decrease)	(71,317)	44,921

Targeted
Units acquired	770,029	592,381
Units disposed	(731,524)	(467,271)
Net increase(decrease)	38,505	125,110

Global
Units acquired	564,103	435,352
Units disposed	(380,594)	(176,090)
Net increase(decrease)	183,509	259,262

Equity
Units acquired	150,903	55,846
Units disposed	(107,120)	(19,358)
Net increase(decrease)	43,783	36,488

FS-107